Schedule of Investments Dividend Growth Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 94.8%
Aerospace & Defense 3.7%
General Dynamics Corp.	5,900	$949
Raytheon Co.	5,800	1,012
		1,961
Auto Components 1.7%
Aptiv PLC	14,500	929
Banks 3.7%
Comerica, Inc.	12,300	846
JPMorgan Chase & Co.	10,700	1,134
		1,980
Beverages 1.5%
Coca-Cola Co.	16,300	801
Biotechnology 2.2%
Gilead Sciences, Inc.	19,100	1,189
Capital Markets 3.5%
Morgan Stanley	23,900	973
Virtu Financial, Inc. Class A	39,500	909
		1,882
Communications Equipment 2.3%
Cisco Systems, Inc.	23,500	1,223
Diversified Consumer Services 1.8%
Service Corp. International	21,800	956
Diversified Financial Services 2.3%
Voya Financial, Inc.	24,200	1,233
Electronic Equipment, Instruments & Components 3.6%
Amphenol Corp. Class A	9,100	793
Corning, Inc.	38,200	1,102
		1,895
Equity Real Estate Investment Trusts 4.7%
American Tower Corp.	5,650	1,179
Equinix, Inc.	2,680	1,302
		2,481
Food & Staples Retailing 3.8%
Walgreens Boots Alliance, Inc.	17,300	854
Walmart, Inc.	11,300	1,146
		2,000
Food Products 2.0%
Mondelez International, Inc. Class A	20,750	1,055
Health Care Equipment & Supplies 1.8%
Steris PLC	7,200	962
Hotels, Restaurants & Leisure 3.8%
Carnival Corp.	19,600	1,003
MGM Resorts International	40,000	993
		1,996
Industrial Conglomerates 2.2%
Honeywell International, Inc.	7,000	1,150
Insurance 4.4%
Aon PLC	6,600	1,188
Hartford Financial Services Group, Inc.	22,100	1,164
		2,352
IT Services 4.4%
Automatic Data Processing, Inc.	8,200	1,313
InterXion Holding NV *	13,700	1,010
		2,323
Media 3.2%
CBS Corp. Class B	16,400	792
Comcast Corp. Class A	21,500	881
		1,673
Metals & Mining 4.6%
Cobalt 27 Capital Corp. *	183,000	535
First Quantum Minerals Ltd.	115,200	839
Wheaton Precious Metals Corp.	47,400	1,047
		2,421
Multi-Utilities 2.4%
Sempra Energy	9,500	1,249
Oil, Gas & Consumable Fuels 8.5%
Brigham Minerals, Inc. Class A *	36,600	752
Devon Energy Corp.	40,100	1,009
EOG Resources, Inc.	10,300	843
Suncor Energy, Inc.	32,900	1,013
Williams Cos., Inc.	34,200	902
		4,519
Pharmaceuticals 8.2%
AstraZeneca PLC ADR	29,500	1,103
Bristol-Myers Squibb Co.	27,800	1,261
Novartis AG ADR	12,700	1,088
Pfizer, Inc.	21,700	901
		4,353
Road & Rail 2.1%
CSX Corp.	14,800	1,102
Semiconductors & Semiconductor Equipment 4.7%
ASML Holding NV	4,500	846
Maxim Integrated Products, Inc.	16,600	873
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,600	790
		2,509
Software 3.8%
Microsoft Corp.	11,700	1,447
Oracle Corp.	11,800	597
		2,044
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	5,975	1,046
Tobacco 1.9%
Philip Morris International, Inc.	13,200	1,018
Total Common Stocks (Cost $47,400)		50,302
Short-Term Investments 4.4%
Investment Companies 4.4%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (a) (Cost $2,303)	2,302,714	2,303
Total Investments 99.2% (Cost $49,703)		52,605
Other Assets Less Liabilities 0.8%		440
Net Assets 100.0%		$53,045

*      Non-income producing security.

(a)   Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$50,302	$—	$—	$50,302
Short-Term Investments	—	2,303	—	2,303
Total Investments	$50,302	$2,303	$—	$52,605

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 91.4%
Australia 1.4%
Rio Tinto PLC	355,584	$20,390
Brazil 7.8%
Atacadao SA	2,840,000	16,755
B3 SA - Brasil Bolsa Balcao	2,617,709	24,397
BK Brasil Operacao e Assessoria a Restaurantes SA	2,679,167	13,826
Energisa SA	2,095,232	24,033
Itau Unibanco Holding SA, Preference Shares	1,957,800	17,463
Localiza Rent a Car SA	700,500	6,791
Pagseguro Digital Ltd. Class A *	359,900	11,524
		114,789
Canada 0.3%
Parex Resources, Inc. *	297,834	4,506
China 24.9%
3SBio, Inc. (a)	5,771,000	9,408
A-Living Services Co. Ltd., H Shares (a)	4,215,000	6,226
Alibaba Group Holding Ltd. ADR *	209,752	31,308
Baidu, Inc. ADR *	124,700	13,717
Changyou.com Ltd. ADR *(b)	96,266	1,767
China Everbright International Ltd.	14,527,900	13,750
China Mobile Ltd.	3,954,500	34,528
CNOOC Ltd.	10,195,600	16,621
Huatai Securities Co. Ltd., H Shares (a)	10,005,400	15,851
Industrial & Commercial Bank of China Ltd., H Shares	39,541,400	28,246
Kweichow Moutai Co. Ltd. Class A	10,735	1,384
Momo, Inc. ADR	441,930	12,184
Ping An Insurance Group Co. of China Ltd., H Shares	3,504,000	38,707
Sinopharm Group Co. Ltd., H Shares	2,341,200	8,795
Sunny Optical Technology Group Co. Ltd.	2,096,600	17,878
Tencent Holdings Ltd.	1,742,000	72,439
Times China Holdings Ltd.	374,000	620
Vipshop Holdings Ltd. ADR *	957,853	7,222
Weibo Corp. ADR *(b)	224,363	9,316
Zhejiang Huace Film & TV Co. Ltd., Class A *	10,031,621	9,272
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,332,300	12,555
ZTO Express Cayman, Inc. ADR	361,436	6,520
		368,314
Czech Republic 0.7%
Komercni Banka A/S	289,240	10,924
Hong Kong 2.9%
ASM Pacific Technology Ltd.	1,184,300	11,489
China Gas Holdings Ltd.	2,885,200	9,274
Haier Electronics Group Co. Ltd. *	2,568,500	6,546
Link REIT	694,674	8,312
Sino Biopharmaceutical Ltd.	7,202,200	7,267
		42,888
India 9.5%
CreditAccess Grameen Ltd. *	624,938	4,690
Cummins India Ltd.	983,098	11,179
HDFC Bank Ltd.	733,100	25,520
Housing Development Finance Corp. Ltd.	887,577	27,815
ICICI Bank Ltd.	4,312,639	26,090
JM Financial Ltd.	2,037,607	2,776
Mahindra & Mahindra Ltd.	650,968	6,053
Metropolis Healthcare Ltd. *(a)	545,462	7,553
National Stock Exchange (c)(d)(j)	1,063,830	14,349
Power Grid Corp. of India Ltd.	5,616,596	15,268
		141,293
Indonesia 2.5%
PT Astra International Tbk	24,047,400	12,552
PT Bank Negara Indonesia Persero Tbk	4,779,800	2,813
PT Bank Rakyat Indonesia Persero Tbk (f)	55,448,600	15,929
PT Map Aktif Adiperkasa *(e)	15,107,900	5,848
		37,142
Korea 12.1%
Com2uS Corp.	120,983	9,925
DB Insurance Co. Ltd.	199,326	10,294
Hyundai Motor Co.	39,834	4,499
LG Chem Ltd.	39,279	10,983
NAVER Corp.	150,624	14,102
Orion Corp.	161,755	11,681
Samsung Electronics Co. Ltd.	1,608,100	57,389
SK Hynix, Inc.	305,520	16,752
SK Telecom Co. Ltd.	67,031	14,100
Woongjin Coway Co. Ltd.	261,955	17,619
Woori Financial Group, Inc.	997,544	11,643
		178,987
Malaysia 0.5%
Inari Amertron Bhd	21,215,225	7,797
Mexico 2.9%
Fomento Economico Mexicano SAB de CV	2,082,844	19,395
Grupo Financiero Banorte SAB de CV, O Shares	2,472,608	13,474
Infraestructura Energetica Nova SAB de CV	2,596,678	10,553
		43,422
Peru 1.1%
Credicorp Ltd.	76,058	17,022
Philippines 1.6%
Ayala Corp.	263,610	4,644
GT Capital Holdings, Inc.	385,856	6,384
Metropolitan Bank & Trust Co.	9,310,203	12,807
		23,835
Poland 2.3%
Dino Polska SA *(a)	529,092	17,165
Powszechny Zaklad Ubezpieczen SA	1,564,687	16,900
		34,065
Russia 5.5%
Detsky Mir PJSC (a)(c)	3,154,260	4,085
LUKOIL PJSC ADR	90,634	7,226
LUKOIL PJSC ADR	262,580	21,098
Sberbank of Russia PJSC (c)	3,323,058	11,850
X5 Retail Group NV GDR (a)	524,325	15,426
Yandex NV Class A *	587,328	21,097
		80,782
South Africa 5.8%
Barloworld Ltd.	620,775	5,645
Bid Corp. Ltd.	670,474	14,002
FirstRand Ltd.	3,052,512	14,015
JSE Ltd.	662,695	6,622
Naspers Ltd., N Shares	145,089	32,710
Sasol Ltd.	491,035	12,319
		85,313
Taiwan, Province of China 6.6%
Accton Technology Corp.	2,529,600	9,802
Elite Advanced Laser Corp.	1,672,294	2,825
Elite Material Co. Ltd.	2,723,100	7,399
eMemory Technology, Inc.	692,400	8,170
LandMark Optoelectronics Corp.	828,000	5,933
Parade Technologies Ltd.	770,000	11,874

See Notes to Schedule of Investments

	Number of Shares	Value† (000’s)
Taiwan Semiconductor Manufacturing Co. Ltd.	6,707,839	$49,971
Uni-President Enterprises Corp.	668,000	1,718
		97,692
Thailand 2.2%
Bangkok Bank PCL	1,367,300	8,490
CP ALL PCL (c)	9,261,300	23,338
		31,828
Turkey 0.6%
Mavi Giyim Sanayi Ve Ticaret A/S Class B *(a)	460,345	2,703
Sok Marketler Ticaret A/S *	4,262,528	6,429
		9,132
United Arab Emirates 0.2%
Network International Holdings PLC *(a)	451,273	3,172
Total Common Stocks (Cost $1,302,109)		1,353,293
Exchange-Traded Funds 2.0%
iShares Core MSCI Emerging Markets ETF (Cost $31,468)	595,839	29,268
Short-Term Investments 5.1%
Investment Companies 5.1%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (g)(h)	65,927,438	65,927
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (g)(i)	9,722,389	9,722
Total Short-Term Investments (Cost $75,649)		75,649
Total Investments 98.5% (Cost $1,409,226)		1,458,210
Other Assets Less Liabilities 1.5%		22,335
Net Assets 100.0%		$1,480,545

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $81,589,000, which represents 5.5% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $9,389,000 for the Fund.
(c)

Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019 amounted to approximately $53,622,000, which represents 3.6% of net assets of the Fund.

(d)	Value determined using significant unobservable inputs.
(e)	Illiquid security.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Represents 7-day effective yield as of May 31, 2019.
(h)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $65,927,000.
(i)	Represents investment of cash collateral received from securities lending.
(j)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At May 31, 2019, this security amounted to approximately $14,349,000, which represents 1.0% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2019	Fair Value Percentage of Net Assets as of 5/31/2019
National Stock Exchange	4/13/2018	$15,536	1.1%	$14,349	1.0%
Total		$15,536	1.1%	$14,349	1.0%

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Banks	$202,271	13.7%
Interactive Media & Services	142,855	9.6%
Semiconductors & Semiconductor Equipment	107,014	7.2%
Food & Staples Retailing	93,115	6.3%
Internet & Direct Marketing Retail	71,240	4.8%
Insurance	65,901	4.5%
Capital Markets	63,995	4.3%
Technology Hardware, Storage & Peripherals	57,389	3.9%
Oil, Gas & Consumable Fuels	49,451	3.3%
Wireless Telecommunication Services	48,628	3.3%
Electric Utilities	39,301	2.7%
Electronic Equipment, Instruments & Components	33,074	2.2%
Exchange-Traded Fund	29,268	2.0%
Thrifts & Mortgage Finance	27,815	1.9%
Diversified Financial Services	25,043	1.7%
Household Durables	24,165	1.6%
Chemicals	23,302	1.6%
Automobiles	23,104	1.6%
Entertainment	20,964	1.4%
Beverages	20,779	1.4%
Metals & Mining	20,390	1.4%
Commercial Services & Supplies	19,976	1.3%
Gas Utilities	19,827	1.3%
Health Care Providers & Services	16,348	1.1%
IT Services	14,696	1.0%
Hotels, Restaurants & Leisure	13,826	0.9%
Food Products	13,399	0.9%
Electrical Equipment	12,555	0.8%
Machinery	11,179	0.8%
Specialty Retail	9,933	0.7%
Communications Equipment	9,802	0.7%
Biotechnology	9,408	0.6%
Equity Real Estate Investment Trusts	8,312	0.6%
Pharmaceuticals	7,267	0.5%
Road & Rail	6,791	0.5%
Air Freight & Logistics	6,520	0.4%
Trading Companies & Distributors	5,645	0.4%
Consumer Finance	4,690	0.3%
Textiles, Apparel & Luxury Goods	2,703	0.2%
Real Estate Management & Development	620	0.0%
Short-Term Investments and Other Assets-Net	97,984	6.6%
	$1,480,545	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Australia	$—	$20,390	$—	$20,390
Czech Republic	—	10,924	—	10,924
India	126,944	—	14,349	141,293
Poland	—	34,065	—	34,065
Russia	43,749	37,033	—	80,782
South Africa	6,622	78,691	—	85,313
Thailand	8,490	23,338	—	31,828
Turkey	—	9,132	—	9,132
Other Common Stocks(a)	939,566	—	—	939,566
Total Common Stocks	1,125,371	213,573	14,349	1,353,293
Exchange-Traded Funds	29,268	—	—	29,268
Short-Term Investments	—	75,649	—	75,649
Total Investments	$1,154,639	$289,222	$14,349	$1,458,210

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2019

Common Stocks
India	$14,099	$—	$—	$250	$—	$—	$—	$—	$14,349	$250
Total	$14,099	$—	$—	$250	$—	$—	$—	$—	$14,349	$250

The following table presents additional information about the valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2019:

Asset class	Fair value at 5/31/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (c)
Common Stocks	$14,349,007	Market Approach	Transaction Price	$13.49	$13.49	Increase

(c)

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 89.1%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	93,000	$31,484
Banks 5.4%
Comerica, Inc.	260,250	17,911
JPMorgan Chase & Co. (a)	374,000	39,629
Umpqua Holdings Corp.	1,229,000	19,627
		77,167
Beverages 1.6%
Coca-Cola Co.	465,000	22,846
Biotechnology 1.6%
Gilead Sciences, Inc.	371,000	23,095
Capital Markets 1.8%
Virtu Financial, Inc. Class A	1,135,000	26,128
Chemicals 1.5%
Nutrien Ltd.	446,000	21,738
Communications Equipment 2.2%
Cisco Systems, Inc. (a)	610,000	31,738
Construction & Engineering 1.2%
Ferrovial SA	733,000	17,471
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	640,000	34,784
Electric Utilities 6.9%
Evergy, Inc.	464,000	26,977
Exelon Corp.	402,000	19,328
NextEra Energy, Inc.	259,300	51,396
		97,701
Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.	395,163	19,328
Equity Real Estate Investment Trusts 10.2%
Alexandria Real Estate Equities, Inc.	202,000	29,575
Americold Realty Trust (b)	73,900	2,313
Crown Castle International Corp.	239,200	31,098
Equinix, Inc. (a)	27,800	13,505
Equity LifeStyle Properties, Inc.	175,000	21,291
Macerich Co.	179,000	6,503
National Retail Properties, Inc.	200,000	10,706
Outfront Media, Inc.	550,000	13,558
STORE Capital Corp.	473,500	16,203
		144,752
Food & Staples Retailing 2.0%
Walmart, Inc.	280,000	28,403
Food Products 1.0%
Flowers Foods, Inc.	660,000	14,764
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	263,000	13,463
Cracker Barrel Old Country Store, Inc. (b)	43,000	6,755
		20,218
Industrial Conglomerates 1.0%
Siemens AG	120,000	13,578
Insurance 1.7%
Assurant, Inc.	75,000	7,497
Hartford Financial Services Group, Inc.	305,000	16,061
		23,558
IT Services 2.6%
Paychex, Inc.	424,400	36,409
Media 1.7%
Interpublic Group of Cos., Inc.	1,139,500	24,180
Metals & Mining 1.8%
Rio Tinto PLC ADR	427,000	24,736
Mortgage Real Estate Investment 1.6%
Blackstone Mortgage Trust, Inc. Class A	648,900	22,880
Multi-Utilities 10.0%
Ameren Corp.	265,000	19,435
Dominion Energy, Inc.	275,400	20,705
DTE Energy Co.	266,000	33,375
NiSource, Inc.	1,250,000	34,812
Sempra Energy	195,000	25,633
WEC Energy Group, Inc.	96,600	7,781
		141,741
Oil, Gas & Consumable Fuels 7.5%
Equitrans Midstream Corp.	667,400	13,255
ONEOK, Inc.	314,700	20,021
Pembina Pipeline Corp.	710,000	25,330
Suncor Energy, Inc.	883,500	27,212
Williams Cos., Inc.	785,000	20,708
		106,526
Pharmaceuticals 7.5%
AstraZeneca PLC ADR	772,300	28,869
Bristol-Myers Squibb Co.	428,700	19,450
Johnson & Johnson	229,100	30,047
Pfizer, Inc.	691,000	28,690
		107,056
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	340,000	6,987
Road & Rail 0.6%
Union Pacific Corp.	52,000	8,673
Semiconductors & Semiconductor Equipment 2.2%
Maxim Integrated Products, Inc.	213,900	11,249
QUALCOMM, Inc. (b)	110,600	7,390
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	343,000	13,154
		31,793
Software 2.1%
Microsoft Corp. (a)	241,400	29,856
Specialty Retail 3.6%
Foot Locker, Inc.	622,000	24,475
Home Depot, Inc.	102,000	19,365
Williams-Sonoma, Inc. (b)	132,000	7,722
		51,562
Trading Companies & Distributors 1.1%
Watsco, Inc. (b)	99,700	15,692
Transportation Infrastructure 0.7%
Sydney Airport	1,771,137	9,104
Total Common Stocks (Cost $1,020,012)		1,265,948

	Principal Amount
Convertible Bonds 9.8%
Banks 0.1%
Hope Bancorp, Inc., 2.00%, due 5/15/2038(c)	$940,000	828
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/2024	4,565,000	4,616
Communications Equipment 0.2%
Finisar Corp., 0.50%, due 12/15/2036	2,685,000	2,584
Electronic Equipment, Instruments & Components 0.3%
Vishay Intertechnology, Inc., 2.25%, due 6/15/2025(c)	4,640,000	4,114
Entertainment 0.1%
Live Nation Entertainment, Inc., 2.50%, due 3/15/2023	860,000	971
Equity Real Estate Investment Trusts 0.2%
IH Merger Sub LLC, 3.50%, due 1/15/2022	2,600,000	3,077
Health Care Equipment & Supplies 0.2%
CONMED Corp., 2.63%, due 2/1/2024(c)	2,755,000	3,003
Independent Power and Renewable Electricity Producers 1.1%
NextEra Energy Partners L.P., 1.50%, due 9/15/2020(c)	16,535,000	16,181
Interactive Media & Services 1.2%
LinkedIn Corp., 0.50%, due 11/1/2019(d)	8,600,000	8,595

See Notes to Schedule of Investments

	Principal Amount	Value† (000’s)
Zillow Group, Inc., 1.50%, due 7/1/2023	$8,405,000	$8,074
		16,669
Internet & Direct Marketing Retail 0.4%
Liberty Expedia Holdings, Inc., 1.00%, due 6/30/2047(c)	3,615,000	3,539
Quotient Technology, Inc., 1.75%, due 12/1/2022	2,790,000	2,692
		6,231
Machinery 0.2%
Fortive Corp., 0.88%, due 2/15/2022(c)	2,300,000	2,328
Media 1.2%
GCI Liberty, Inc., 1.75%, due 9/30/2046(c)	913,000	1,029
Liberty Media Corp., 2.13%, due 3/31/2048(c)	17,425,000	16,532
		17,561
Metals & Mining 0.9%
Endeavour Mining Corp., 3.00%, due 2/15/2023(c)	13,765,000	13,016
Oil, Gas & Consumable Fuel 0.6%
Golar LNG Ltd., 2.75%, due 2/15/2022	8,950,000	8,278
Semiconductors & Semiconductor Equipment 0.1%
Rambus, Inc., 1.38%, due 2/1/2023	1,378,000	1,309
Software 2.7%
DocuSign, Inc., 0.50%, due 9/15/2023(c)	925,000	984
Envestnet, Inc., 1.75%, due 6/1/2023(c)	10,930,000	12,763
Guidewire Software, Inc., 1.25%, due 3/15/2025	9,000,000	9,899
Splunk, Inc., 0.50%, due 9/15/2023(c)	4,620,000	4,822
Verint Systems, Inc., 1.50%, due 6/1/2021	8,700,000	9,465
		37,933
Total Convertible Bonds (Cost $136,605)		138,699

	Number of Shares
Short-Term Investments 0.6%
Investment Companies 0.6%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (b)(e) (Cost $7,798)	7,797,562	7,798
Total Investments 99.5% (Cost $1,164,415)		1,412,445
Other Assets Less Liabilities 0.5%(f)		7,757
Net Assets 100.0%		$1,420,202

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $32,765,000.
(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2019, these securities amounted to approximately $79,139,000, which represents 5.6% of net assets of the Fund. Securities denoted with (c) but without (d) have been deemed by the investment manager to be liquid.

(d)	Illiquid security.
(e)	Represents 7-day effective yield as of May 31, 2019.
(f)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Written option contracts (“options written”)

At May 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Aerospace & Defense
Lockheed Martin Corp.	100	$(3,385,400)	$370	12/20/2019	$(88,000)
Lockheed Martin Corp.	100	(3,385,400)	390	1/17/2020	(52,000)
					(140,000)

Communications Equipment
Cisco Systems, Inc.	300	(1,560,900)	50	6/21/2019	(78,900)
Cisco Systems, Inc.	300	(1,560,900)	55	7/19/2019	(18,150)
Cisco Systems, Inc.	300	(1,560,900)	60	1/17/2020	(34,200)
					(131,250)

Electric Utilities
NextEra Energy, Inc.	250	(4,955,250)	200	9/20/2019	(160,000)
NextEra Energy, Inc.	150	(2,973,150)	220	1/17/2020	(37,125)
					(197,125)

Equity Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	200	(2,928,200)	140	7/19/2019	(159,000)
Alexandria Real Estate Equities, Inc.	200	(2,928,200)	145	7/19/2019	(86,000)
Alexandria Real Estate Equities, Inc.	200	(2,928,200)	160	10/18/2019	(29,000)
Crown Castle International Corp.	200	(2,600,200)	130	7/19/2019	(71,000)
Crown Castle International Corp.	200	(2,600,200)	140	10/18/2019	(41,500)
Crown Castle International Corp.	200	(2,600,200)	150	1/17/2020	(25,000)
Equity LifeStyle Properties, Inc.	200	(2,433,200)	120	8/16/2019	(94,000)
					(505,500)

Food & Staples Retailing
Walmart, Inc.	150	(1,521,600)	115	12/20/2019	(22,950)

Insurance
Hartford Financial Services Group, Inc.	20	(105,320)	60	12/20/2019	(1,790)

IT Services
Paychex, Inc.	250	(2,144,750)	77.5	9/20/2019	(238,750)
Paychex, Inc.	250	(2,144,750)	82.5	9/20/2019	(145,000)
Paychex, Inc.	250	(2,144,750)	90	1/17/2020	(87,500)
					(471,250)

Metals & Mining
Rio Tinto PLC	250	(1,448,250)	62.5	7/19/2019	(37,500)
Rio Tinto PLC	250	(1,448,250)	65	10/18/2019	(38,750)
Rio Tinto PLC	250	(1,448,250)	70	1/17/2020	(25,000)
					(101,250)

Multi-Utilities
DTE Energy Co.	250	(3,136,750)	135	10/18/2019	(23,750)
Sempra Energy	200	(2,629,000)	135	10/18/2019	(76,000)
Sempra Energy	200	(2,629,000)	145	1/17/2020	(55,000)
WEC Energy Group, Inc.	200	(1,611,000)	80	10/18/2019	(70,000)
					(224,750)

Software
Microsoft Corp.	250	(3,092,000)	125	7/19/2019	(105,000)
Microsoft Corp.	250	(3,092,000)	130	10/18/2019	(119,375)
Microsoft Corp.	200	(2,473,600)	150	1/17/2020	(31,300)
					(255,675)
Total calls					$(2,051,540)

See Notes to Schedule of Investments

Puts

Aerospace & Defense
Boeing Co.	100	$(3,416,100)	$295	8/16/2019	$(47,750)
Boeing Co.	100	(3,416,100)	300	8/16/2019	(56,250)
Boeing Co.	100	(3,416,100)	305	8/16/2019	(66,250)
					(170,250)

Hotels, Restaurants & Leisure
Cracker Barrel Old Country Store, Inc.	150	(2,356,350)	145	9/20/2019	(80,250)
Cracker Barrel Old Country Store, Inc.	150	(2,356,350)	155	9/20/2019	(119,250)
Cracker Barrel Old Country Store, Inc.	150	(2,356,350)	150	12/20/2019	(137,250)
					(336,750)

Industrial Conglomerates
3M Co.	100	(1,597,500)	165	10/18/2019	(122,250)

Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	150	(1,564,650)	90	10/18/2019	(38,250)
Texas Instruments, Inc.	150	(1,564,650)	95	10/18/2019	(55,875)
Texas Instruments, Inc.	150	(1,564,650)	92.5	1/17/2020	(70,875)
Texas Instruments, Inc.	150	(1,564,650)	87.5	1/17/2020	(52,125)
					(217,125)
Total puts					$(846,375)

Total options written (premium received $1,396,039)					$(2,897,915)

At May 31, 2019, the Fund had securities pledged in the amount of $27,878,649 to cover collateral requirements for options written.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Construction & Engineering	$—	$17,471	$—	$17,471
Industrial Conglomerates	—	13,578	—	13,578
Other Common Stocks(a)	1,234,899	—	—	1,234,899
Total Common Stocks	1,234,899	31,049	—	1,265,948
Convertible Bonds(a)	—	138,699	—	138,699
Short-Term Investments	—	7,798	—	7,798
Total Investments	$1,234,899	$177,546	$—	$1,412,445

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2019:

Other Financial Instruments (000’s omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,898)	$—	$—	$(2,898)
Total	$(2,898)	$—	$—	$(2,898)

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 99.0%
Aerospace & Defense 0.8%
Raytheon Co.	29,000	$5,061
Auto Components 1.0%
Aptiv PLC	100,000	6,404
Banks 6.8%
Comerica, Inc.	307,500	21,162
JPMorgan Chase & Co.	229,000	24,265
		45,427
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc. *	60,000	6,821
Gilead Sciences, Inc.	340,000	21,165
		27,986
Building Products 1.6%
Johnson Controls International PLC	271,000	10,439
Capital Markets 5.2%
Intercontinental Exchange, Inc.	303,000	24,910
Morgan Stanley	232,000	9,440
		34,350
Chemicals 2.6%
Air Products & Chemicals, Inc.	42,000	8,551
Ashland Global Holdings, Inc.	118,000	8,834
		17,385
Commercial Services 0.4%
LegalZoom.com, Inc. *(a)(b)(e)	286,288	2,820
Communications Equipment 5.3%
Motorola Solutions, Inc.	235,000	35,238
Distributors 3.0%
LKQ Corp. *	770,000	19,750
Entertainment 2.8%
Activision Blizzard, Inc.	426,000	18,476
Food & Staples Retailing 1.3%
Walmart, Inc.	84,000	8,521
Food Products 4.4%
Mondelez International, Inc. Class A	580,000	29,493
Health Care Equipment & Supplies 2.9%
Zimmer Biomet Holdings, Inc.	167,000	19,026
Health Care Providers & Services 3.0%
Cigna Corp.	134,000	19,835
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	269,000	13,770
Household Durables 0.9%
Lennar Corp. Class A	125,000	6,207
Insurance 3.7%
American Equity Investment Life Holding Co.	90,000	2,548
Athene Holding Ltd. Class A *	428,000	17,398
Hartford Financial Services Group, Inc.	86,000	4,529
		24,475
Interactive Media & Services 5.8%
Alphabet, Inc. Class A *	17,100	18,921
Alphabet, Inc. Class C *	17,600	19,424
		38,345
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc. *	17,000	30,176
IT Services 4.5%
Black Knight, Inc. *	186,000	10,544
Worldpay, Inc. Class A *	159,000	19,341
		29,885
Machinery 1.4%
Gates Industrial Corp. PLC *	850,000	9,588
Media 3.2%
Altice USA, Inc. Class A	250,000	5,873
Charter Communications, Inc. Class A *	41,500	15,637
		21,510
Multi-Utilities 3.5%
DTE Energy Co.	183,000	22,961
Oil, Gas & Consumable Fuels 5.6%
Cabot Oil & Gas Corp.	610,000	15,262
Concho Resources, Inc.	81,000	7,939
Phillips 66	83,000	6,706
WPX Energy, Inc. *	654,000	7,037
		36,944
Pharmaceuticals 3.4%
Pfizer, Inc.	543,000	22,545
Road & Rail 4.2%
CSX Corp.	379,000	28,224
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	193,000	18,648
Software 2.6%
Autodesk, Inc. *	107,000	17,217
Technology Hardware, Storage & Peripherals 1.0%
Western Digital Corp.	185,000	6,886
Wireless Telecommunication Services 4.5%
T-Mobile US, Inc. *	404,000	29,670
Total Common Stocks (Cost $559,020)		657,262
Preferred Stocks 0.4%
Food Products 0.4%
Sweetgreen, Inc. Ser. D *(a)(b)(e) (Cost $3,000)	250,000	3,000
Short-Term Investments 0.6%
Investment Companies 0.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32% (c) (Cost $3,832)	3,831,870	3,832
Total Investments 100.0% (Cost $565,852)		664,094
Liabilities Less Other Assets 0.0%(d)		(34)
Net Assets 100.0%		$664,060

*	Non-income producing security.
(a)

Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019 amounted to approximately $5,820,000, which represents 0.8% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of May 31, 2019.
(d)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

(e)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At May 31, 2019, these securities amounted to approximately $5,820,000 which represents 0.8% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2019	Fair Value Percentage of Net Assets as of 5/31/2019
LegalZoom.com, Inc.	8/22/2018	$3,000	0.4%	$2,820	0.4%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	3,000	0.4%	3,000	0.4%
Total		$6,000	0.8%	$5,820	0.8%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$2,820	$2,820
Other Common Stocks(a)	654,442	—	—	654,442
Total Common Stocks	654,442	—	2,820	657,262
Preferred Stocks(a)	—	—	3,000	3,000
Short-Term Investments	—	3,832	—	3,832
Total Investments	$654,442	$3,832	$5,820	$664,094

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2019
Common Stocks
Commercial Services	$3,000	$—	$—	$(180)	$—	$—	$—	$—	$2,820	$(180)
Preferred Stocks
Food Products	—	—	—	—	3,000				3,000	—

Total	$3,000	$—	$—	$(180)	$3,000	$—	$—	$—	$5,820	$(180)

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2019:

Asset class	Fair value at 5/31/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input(c)
Common Stocks	$2,820,000	Market Approach	Adjusted Transaction Price	$9.85	$9.85	Increase
Preferred Stocks	3,000,000	Market Approach	Transaction Price	12.00	12.00	Increase

(c)

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 97.6%
Aerospace & Defense 0.4%
Astronics Corp. *	942,612	$38,336
Air Freight & Logistics 0.5%
Forward Air Corp.	868,915	48,512
Airlines 0.6%
Allegiant Travel Co.	441,248	61,823
Auto Components 2.2%
Fox Factory Holding Corp. *(a)	2,126,658	142,529
LCI Industries	880,598	72,975
		215,504
Automobiles 0.2%
Thor Industries, Inc.	369,313	19,071
Banks 11.0%
Bank of Hawaii Corp.	1,749,394	132,359
Bank OZK	2,326,250	67,229
BOK Financial Corp.	994,074	74,486
Columbia Banking System, Inc.	2,387,335	79,618
Community Bank System, Inc.	1,594,345	98,546
Cullen/Frost Bankers, Inc.	1,265,874	115,536
CVB Financial Corp.	5,089,392	104,587
First Financial Bankshares, Inc.	2,065,041	117,005
First Hawaiian, Inc.	3,882,589	96,638
Glacier Bancorp, Inc.	1,811,757	71,401
Lakeland Financial Corp.	749,359	32,934
LegacyTexas Financial Group, Inc.	1,791,004	65,372
PacWest Bancorp	668,676	24,300
		1,080,011
Beverages 0.4%
MGP Ingredients, Inc.	659,177	39,689
Biotechnology 1.0%
Abcam PLC	1,970,571	35,425
Emergent BioSolutions, Inc. *	1,515,425	60,496
		95,921
Building Products 1.6%
AAON, Inc.	2,280,968	103,533
AO Smith Corp.	878,463	35,578
Patrick Industries, Inc. *	530,566	21,642
		160,753
Capital Markets 3.7%
Artisan Partners Asset Management, Inc. Class A	1,173,356	27,750
BrightSphere Investment Group PLC	3,697,776	39,714
FactSet Research Systems, Inc.	280,496	78,034
Houlihan Lokey, Inc.	1,088,558	49,214
MarketAxess Holdings, Inc.	572,540	170,514
		365,226
Chemicals 2.7%
Chase Corp. (a)	493,578	50,192
Ingevity Corp. *	511,110	44,824
NewMarket Corp.	119,802	46,364
Quaker Chemical Corp.	461,827	83,526
Sensient Technologies Corp.	546,604	37,005
		261,911
Commercial Services & Supplies 2.9%
MSA Safety, Inc.	983,371	97,727
Rollins, Inc.	3,731,199	140,181
UniFirst Corp.	313,874	49,837
		287,745
Communications Equipment 1.0%
NetScout Systems, Inc. *(a)	4,080,018	100,001
Construction & Engineering 0.7%
Valmont Industries, Inc.	596,476	67,467
Construction Materials 1.2%
Eagle Materials, Inc.	1,361,867	117,202
Containers & Packaging 1.3%
AptarGroup, Inc.	1,168,108	132,312
Distributors 2.7%
Pool Corp.	1,449,759	260,638
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc. *	1,003,729	137,571
Electrical Equipment 0.5%
AZZ, Inc.	1,236,838	52,046
Electronic Equipment, Instruments & Components 6.0%
Cognex Corp.	2,094,942	85,055
Littelfuse, Inc.	750,421	122,476
nLight, Inc. *	1,074,213	20,077
Novanta, Inc. *	1,279,834	102,412
Rogers Corp. *(a)	1,218,159	168,094
Zebra Technologies Corp. Class A *	544,625	93,370
		591,484
Energy Equipment & Services 1.4%
Apergy Corp. *	1,247,906	38,697
Cactus, Inc. Class A *	1,427,945	46,480
Pason Systems, Inc.	3,852,667	55,002
		140,179
Food Products 2.4%
Calavo Growers, Inc.	795,554	69,571
J & J Snack Foods Corp.	410,407	66,014
Lancaster Colony Corp.	663,662	95,455
		231,040
Health Care Equipment & Supplies 7.4%
Atrion Corp. (a)	95,437	84,291
Cantel Medical Corp.	1,186,896	81,587
Haemonetics Corp. *	1,314,867	127,529
Heska Corp. *(a)	390,391	27,366
IDEXX Laboratories, Inc. *	713,339	178,171
Neogen Corp. *	634,766	35,769
West Pharmaceutical Services, Inc.	1,700,659	194,896
		729,609
Health Care Providers & Services 3.0%
Chemed Corp.	493,749	161,920
Henry Schein, Inc. *	898,105	57,892
National Research Corp.	130,220	6,640
U.S. Physical Therapy, Inc. (a)	640,805	71,584
		298,036
Hotels, Restaurants & Leisure 0.8%
Texas Roadhouse, Inc.	1,467,120	75,205
Household Durables 0.2%
Installed Building Products, Inc. *	413,330	21,262
Household Products 2.3%
Church & Dwight Co., Inc.	1,944,266	144,673
WD-40 Co.	523,499	81,838
		226,511
Industrial Conglomerates 0.3%
Raven Industries, Inc.	1,019,363	33,384
Insurance 1.6%
AMERISAFE, Inc.	745,644	44,418
RLI Corp.	1,290,990	110,870
		155,288
IT Services 1.2%
Jack Henry & Associates, Inc.	898,612	117,916
Life Sciences Tools & Services 2.7%
Bio-Techne Corp.	955,323	189,202
ICON PLC *	532,457	75,374
		264,576
Machinery 5.7%
Graco, Inc.	1,371,050	64,741
Kadant, Inc.	183,550	14,901
Lindsay Corp.	466,307	37,015
Middleby Corp. *	703,415	91,775
Nordson Corp.	655,086	82,292
RBC Bearings, Inc. *	1,017,405	144,777
Toro Co.	1,967,303	128,189
		563,690
Media 2.8%
Cable One, Inc.	69,862	78,040
Gray Television, Inc. *	2,444,934	42,126
Nexstar Media Group, Inc. Class A	1,578,574	158,094
		278,260

See Notes to Schedule of Investments

	Number of Shares	Value† (000’s)
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc. *	452,850	$44,705
Oil, Gas & Consumable Fuels 1.8%
Centennial Resource Development, Inc. Class A *	8,307,510	65,629
Matador Resources Co. *	3,460,235	56,886
WPX Energy, Inc. *	5,085,865	54,724
		177,239
Paper & Forest Products 0.8%
Stella-Jones, Inc.	2,214,390	74,020
Professional Services 1.5%
Exponent, Inc. (a)	2,665,292	149,390
Real Estate Management & Development 0.8%
FirstService Corp.	846,405	76,481
Semiconductors & Semiconductor Equipment 2.9%
Cabot Microelectronics Corp.	809,937	78,945
MKS Instruments, Inc.	982,471	70,207
Power Integrations, Inc. (a)	2,022,103	131,760
		280,912
Software 10.5%
Altair Engineering, Inc. Class A *	1,373,310	52,337
Aspen Technology, Inc. *	2,190,950	248,914
Fair Isaac Corp. *	738,695	218,580
Manhattan Associates, Inc. *	3,074,526	201,289
Qualys, Inc. *	1,637,451	145,095
Tyler Technologies, Inc. *	752,230	160,488
		1,026,703
Specialty Retail 3.3%
Asbury Automotive Group, Inc. *	626,023	46,445
Floor & Decor Holdings, Inc. Class A *	1,378,110	48,950
Lithia Motors, Inc. Class A	752,049	85,846
Monro, Inc.	949,756	75,705
Tractor Supply Co.	631,003	63,593
		320,539
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	380,752	20,686
Richelieu Hardware Ltd. (b)	1,536,538	24,340
SiteOne Landscape Supply, Inc. *	645,207	41,855
Watsco, Inc.	509,856	80,246
		167,127
Total Common Stocks (Cost $5,492,914)		9,585,295
Short-Term Investments 1.0%
Investment Companies 1.0%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (c)	5,527,162	5,527
State Street Institutional Treasury Plus Money Market Fund Premier Class, 2.32% (c)	90,182,274	90,182
Total Short-Term Investments (Cost $95,709)		95,709
Total Investments 98.6% (Cost $5,588,623)		9,681,004
Other Assets Less Liabilities 1.4%		136,319
Net Assets 100.0%		$9,817,323

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)

Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019 amounted to approximately $24,340,000, which represents 0.2% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Biotechnology	$60,496	$35,425	$—	$95,921
Trading Companies & Distributors	142,787	24,340	—	167,127
Other Common Stocks(a)	9,322,247	—	—	9,322,247
Total Common Stocks	9,525,530	59,765	—	9,585,295
Short-Term Investments	—	95,709	—	95,709
Total Investments	$9,525,530	$155,474	$—	$9,681,004

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	Investments in Affiliates(a):

	Balance of Shares Held August 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2019	Value May 31, 2019	Distributions from Investments in Affiliated Issuers		Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Genesis
Atrion Corp.	96,017	655	1,235	95,437	$84,290,913	$391,198		$454,112	$21,560,914
Chase Corp.	371,278	133,365	11,065	493,578	50,191,947	358,170		(142,275)	(8,800,001)
Exponent, Inc.	2,752,322	81,540	168,570	2,665,292	149,389,617	1,145,021		7,864,649	2,543,244
Fox Factory Holding Corp.	1,568,008	657,095	98,445	2,126,658	142,528,619	—	*	3,013,713	1,794,751
Heska Corp.	432,416	500	42,525	390,391	27,366,409	—	*	458,376	(15,523,698)
NetScout Systems, Inc.	4,073,838	725,570	719,390	4,080,018	100,001,241	—	*	(6,507,779)	4,164,104
Power Integrations, Inc.	2,093,383	88,630	159,910	2,022,103	131,760,231	1,028,939		3,421,839	(19,862,249)
Rogers Corp.	1,238,614	60,920	81,375	1,218,159	168,093,760	—	*	3,229,759	(8,258,433)
U.S. Physical Therapy, Inc.	632,275	59,545	51,015	640,805	71,584,327	487,732		2,871,128	(11,349,439)
Sub-total for affiliates held as of 5/31/19(b)					$925,207,064	$3,411,060		$14,663,522	$(33,730,807)
AZZ, Inc.	1,366,653	1,590	131,405	1,236,838	$52,046,143	$662,588		$(1,873,375)	$(13,754,320)
Calavo Growers, Inc.	881,159	1,025	86,630	795,554	69,571,197	867,234		2,702,345	(18,964,507)
Manhattan Associates, Inc.	3,405,346	3,955	334,775	3,074,526	201,289,217	—	*	7,155,437	13,610,045
Sub-total for securities no longer affiliated as of 5/31/19					$322,906,557	$1,529,822		$7,984,407	$(19,108,782)
Total					$1,248,113,621	$4,940,882		$22,647,929	$(52,839,589)

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At May 31, 2019, these securities amounted to approximately 9.4% of net assets of the Fund.

*	Non-income producing security.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 98.4%
Australia 0.7%
Insurance Australia Group Ltd.	5,850	$31
Belgium 0.9%
KBC Group NV	645	42
Canada 5.4%
Alimentation Couche-Tard, Inc. Class B	1,118	69
Kinaxis, Inc.*	1,054	61
Suncor Energy, Inc.	888	27
Waste Connections, Inc.	897	85
		242
China 2.1%
Alibaba Group Holding Ltd. ADR*	490	73
Baidu, Inc. ADR*	184	21
		94
Germany 3.4%
Continental AG	215	29
Gerresheimer AG	461	33
Infineon Technologies AG	2,800	50
SAP SE ADR	318	39
		151
Hong Kong 4.0%
AIA Group Ltd.	7,600	72
Haier Electronics Group Co. Ltd.*	13,350	34
Techtronic Industries Co. Ltd.	11,500	73
		179
Ireland 1.3%
CRH PLC	1,005	31
Kerry Group PLC Class A	215	25
		56
Israel 1.3%
Check Point Software Technologies Ltd.*	546	60
Japan 8.0%
Bridgestone Corp.	930	35
Daikin Industries Ltd.	450	55
Hoya Corp.	600	42
Ichigo, Inc.	14,600	44
Kao Corp.	300	23
Kose Corp.	425	67
Sanwa Holdings Corp.	4,050	41
Toyota Motor Corp.	900	53
		360
Mexico 0.5%
Infraestructura Energetica Nova SAB de CV	5,928	24
Netherlands 6.6%
AerCap Holdings NV *	1,368	61
ASML Holding NV	657	124
Heineken NV	343	36
Intertrust NV(a)	1,468	28
NXP Semiconductors NV	550	48
		297
Norway 0.8%
Sbanken ASA(a)	4,582	37
Singapore 1.0%
DBS Group Holdings Ltd.	2,500	44
Sweden 0.4%
Assa Abloy AB Class B	898	18
Switzerland 7.0%
Cie Financiere Richemont SA	538	40
Givaudan SA	10	26
Julius Baer Group Ltd.*	1,095	43
Lonza Group AG*	131	40
Roche Holding AG	196	51
SGS SA	15	38
Sonova Holding AG	344	77
		315
United Kingdom 9.0%
Aon PLC	347	63
Bunzl PLC	1,244	33
Compass Group PLC	2,389	54
Ferguson PLC	1,026	66
Fevertree Drinks PLC	708	24
Linde PLC	193	35
Prudential PLC	2,327	46
RELX PLC	1,667	39
St. James’s Place PLC	3,414	45
		405
United States 46.0%
Activision Blizzard, Inc.	1,135	49
Alexion Pharmaceuticals, Inc.*	363	41
Alphabet, Inc. Class A*	39	43
Alphabet, Inc. Class C*	39	43
Amazon.com, Inc.*	83	147
Apple, Inc.	434	76
Biogen, Inc.*	154	34
BlackRock, Inc.	130	54
Cabot Oil & Gas Corp.	2,300	58
CDW Corp.	994	98
Centene Corp.*	1,040	60
Cognex Corp.	970	39
Comerica, Inc.	521	36
Core Laboratories NV	276	13
CVS Health Corp.	666	35
EOG Resources, Inc.	593	49
Estee Lauder Cos., Inc. Class A	448	72
Expedia Group, Inc.	148	17
Exxon Mobil Corp.	758	54
Fidelity National Information Services, Inc.	612	74
First Republic Bank	236	23
Gilead Sciences, Inc.	360	22
Graco, Inc.	1,275	60
Halliburton Co.	700	15
Henry Schein, Inc.*	810	52
Intercontinental Exchange, Inc.	935	77
JPMorgan Chase & Co.	665	70
Kontoor Brands, Inc.*	77	2
Medtronic PLC	741	69
Motorola Solutions, Inc.	170	26
RPM International, Inc.	880	47
Samsonite International SA*(a)	21,295	44
Sealed Air Corp.	1,165	49
Sensata Technologies Holding PLC*	1,929	82
Service Corp. International	652	29
SVB Financial Group*	153	31
T-Mobile US, Inc.*	915	67
VF Corp.	540	44
Visa, Inc. Class A	570	92
Western Digital Corp.	770	29
Worldpay, Inc. Class A*(b)	422	51
		2,073
Total Common Stocks (Cost $3,763)		4,428
Short-Term Investments 1.9%
Investment Companies 1.9%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(c) (Cost $87)	86,703	87
Total Investments 100.3% (Cost $3,850)		4,515
Liabilities Less Other Assets (0.3)%		(12)
Net Assets 100.0%		$4,503

*    Non-income producing security.

See Notes to Schedule of Investments

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $109,000, which represents 2.4% of net assets of the Fund.

(b)         Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019 amounted to approximately $51,000, which represents 1.1% of net assets of the Fund.

(c)          Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Banks	$283	6.3%
Internet & Direct Marketing Retail	237	5.2%
Semiconductors & Semiconductor Equipment	222	4.9%
Capital Markets	219	4.9%
IT Services	217	4.8%
Insurance	212	4.7%
Health Care Equipment & Supplies	188	4.2%
Oil, Gas & Consumable Fuels	188	4.2%
Personal Products	162	3.6%
Software	160	3.6%
Trading Companies & Distributors	160	3.6%
Health Care Providers & Services	147	3.3%
Electronic Equipment, Instruments & Components	137	3.0%
Machinery	133	3.0%
Textiles, Apparel & Luxury Goods	130	2.9%
Building Products	114	2.5%
Chemicals	108	2.4%
Interactive Media & Services	107	2.4%
Professional Services	105	2.3%
Technology Hardware, Storage & Peripherals	105	2.3%
Biotechnology	97	2.1%
Commercial Services & Supplies	85	1.9%
Electrical Equipment	82	1.8%
Life Sciences Tools & Services	73	1.6%
Food & Staples Retailing	69	1.5%
Wireless Telecommunication Services	67	1.5%
Auto Components	64	1.4%
Beverages	60	1.3%
Hotels, Restaurants & Leisure	54	1.2%
Automobiles	53	1.2%
Pharmaceuticals	51	1.1%
Containers & Packaging	49	1.1%
Entertainment	49	1.1%
Real Estate Management & Development	44	1.0%
Household Durables	34	0.8%
Construction Materials	31	0.7%
Diversified Consumer Services	29	0.6%
Energy Equipment & Services	28	0.6%
Communications Equipment	26	0.6%
Food Products	25	0.6%
Gas Utilities	24	0.5%
Short-Term Investments and Other Liabilities-Net	75	1.7%
	$4,503	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Belgium	$—	$42	$—	$42
Germany	39	112	—	151
Ireland	—	56	—	56
Netherlands	109	188	—	297
Sweden	—	18	—	18
Switzerland	—	315	—	315
United Kingdom	63	342	—	405
United States	2,022	51	—	2,073
Other Common Stocks(a)	1,071	—	—	1,071
Total Common Stocks	3,304	1,124	—	4,428
Short-Term Investments	—	87	—	87
Total Investments	$3,304	$1,211	$—	$4,515

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 99.3%
Australia 5.4%
Dexus	7,113	$64
Goodman Group	12,214	113
GPT Group	9,263	37
		214
Belgium 2.2%
Shurgard Self Storage SA	2,582	86
Canada 3.4%
Allied Properties Real Estate Investment Trust	1,176	42
Brookfield Asset Management, Inc. Class A	715	33
Canadian Apartment Properties REIT	1,657	60
		135
France 1.8%
ICADE	833	71
Germany 5.1%
ADLER Real Estate AG	3,073	46
ADO Properties SA (a)	992	53
Deutsche Wohnen SE	2,144	101
		200
Hong Kong 5.9%
CK Asset Holdings Ltd.	14,487	105
Sun Hung Kai Properties Ltd.	8,250	130
		235
Japan 11.5%
Comforia Residential REIT, Inc.	18	49
Japan Real Estate Investment Corp.	10	60
Mitsubishi Estate Co. Ltd.	3,950	73
Mitsui Fudosan Co. Ltd.	5,191	126
Nippon Accommodations Fund, Inc.	17	90
Sumitomo Realty & Development Co. Ltd.	1,521	56
		454
Singapore 2.4%
Ascendas Real Estate Investment Trust	18,159	39
City Developments Ltd.	9,063	54
		93
Spain 1.3%
Merlin Properties Socimi SA	3,938	53
Sweden 1.4%
Hufvudstaden AB, A Shares	3,385	55
United Kingdom 5.8%
Safestore Holdings PLC	9,127	73
SEGRO PLC	9,870	87
UNITE Group PLC	5,779	70
		230
United States 53.1%
Alexandria Real Estate Equities, Inc.	428	63
American Homes 4 Rent Class A	3,603	88
American Tower Corp.	874	182
Apartment Investment & Management Co. Class A	1,477	74
Crown Castle International Corp.	773	100
CyrusOne, Inc.	793	47
Digital Realty Trust, Inc.	566	67
Douglas Emmett, Inc.	1,464	59
Equinix, Inc.	292	142
Equity LifeStyle Properties, Inc.	892	108
Equity Residential	1,642	126
Essex Property Trust, Inc.	396	116
Extra Space Storage, Inc.	411	44
Four Corners Property Trust, Inc.	1,147	33
HCP, Inc.	1,722	55
Healthcare Trust of America, Inc. Class A	1,437	41
Highwoods Properties, Inc.	656	29
Hyatt Hotels Corp. Class A	466	34
Liberty Property Trust	1,062	50
Macerich Co.	669	24
National Retail Properties, Inc.	1,142	61
Pebblebrook Hotel Trust	603	17
Prologis, Inc.	1,163	86
Public Storage	313	74
Regency Centers Corp.	977	64
SBA Communications Corp. *	403	87
Simon Property Group, Inc.	400	65
Spirit Realty Capital, Inc.	900	38
Welltower, Inc.	995	81
Weyerhaeuser Co.	1,822	42
		2,097
Total Common Stocks (Cost $3,544)		3,923
Short-Term Investments 1.5%
Investment Companies 1.5%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32% (b) (Cost $59)	58,875	59
Total Investments 100.8% (Cost $3,603)		$3,982
Liabilities Less Other Assets (0.8)%		(31)
Net Assets 100.0%		$3,951

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $53,000, which represents 1.3% of net assets of the Fund.

(b)         Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

POSITIONS BY SECTOR

Sector	Investments at Value† (000’s omitted)	Percentage of Net Assets
Specialty REITs	$960	24.3%
Real Estate Holding & Development	817	20.7%
Residential REITs	812	20.5%
Industrial & Office REITs	694	17.6%
Retail REITs	289	7.3%
Diversified REITs	230	5.8%
Hotel & Lodging REITs	121	3.1%
Short-Term Investments and Other Liabilities-Net	28	0.7%
	$3,951	100.0%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
France	$—	$71	$—	$71
Germany	—	200	—	200
Spain	—	53	—	53
Sweden	—	55	—	55
United Kingdom	73	157	—	230
Other Common Stocks(a)	3,314	—	—	3,314
Total Common Stocks	3,387	536	—	3,923
Short-Term Investments	—	59	—	59
Total Investments	$3,387	$595	$—	$3,982

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 95.6%
Air Freight & Logistics 4.2%
ZTO Express Cayman, Inc. ADR	123,327	$2,225
Auto Components 0.6%
Minth Group Ltd.	114,000	330
Automobiles 5.2%
Brilliance China Automotive Holdings Ltd.	1,128,000	1,148
Guangzhou Automobile Group Co. Ltd., H Shares	1,656,000	1,597
		2,745
Banks 13.7%
China Construction Bank Corp., H Shares	5,839,000	4,618
China Merchants Bank Co. Ltd., H Shares	193,000	929
Industrial & Commercial Bank of China Ltd., H Shares	2,427,000	1,734
		7,281
Beverages 4.1%
China Resources Beer Holdings Co. Ltd.	190,000	831
Kweichow Moutai Co. Ltd. Class A	10,400	1,341
		2,172
Commercial Services & Supplies 3.5%
China Everbright International Ltd.	1,946,370	1,842
Construction Materials 4.9%
Anhui Conch Cement Co. Ltd. Class A	330,400	1,893
China National Building Material Co. Ltd., H Shares	954,000	734
		2,627
Diversified Telecommunication Services 0.8%
China Tower Corp. Ltd., H Shares(a)	1,887,000	424
Food Products 4.6%
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	565,300	2,457
Household Durables 8.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	161,495	1,224
Midea Group Co. Ltd. Class A	188,620	1,355
Qingdao Haier Co. Ltd. Class A	906,000	2,087
		4,666
Independent Power and Renewable Electricity Producers 0.3%
China Everbright Greentech Ltd.(a)	245,469	155
Insurance 10.2%
China Pacific Insurance Group Co. Ltd., H Shares	454,200	1,680
China Taiping Insurance Holdings Co. Ltd.	713,400	1,834
Ping An Insurance Group Co. of China Ltd., H Shares	171,500	1,894
		5,408
Interactive Media & Services 9.9%
SINA Corp. *	12,400	499
Tencent Holdings Ltd.	115,000	4,782
		5,281
Internet & Direct Marketing Retail 9.5%
Alibaba Group Holding Ltd. ADR *	34,000	5,075
Oil, Gas & Consumable Fuels 2.6%
China Petroleum & Chemical Corp., H Shares	2,108,000	1,404
Pharmaceuticals 4.2%
China Medical System Holdings Ltd.	796,000	701
CSPC Pharmaceutical Group Ltd.	944,000	1,522
		2,223
Real Estate Management & Development 5.3%
China Resources Land Ltd.	454,000	1,848
Longfor Group Holdings Ltd.	272,500	999
		2,847
Textiles, Apparel & Luxury Goods 3.2%
Shenzhou International Group Holdings Ltd.	146,100	1,723
Total Common Stocks (Cost $55,764)		50,885
Short-Term Investments 2.7%
Investment Companies 2.7%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(b) (Cost $1,445)	1,445,114	1,445
Total Investments 98.3% (Cost $57,209)		$52,330
Other Assets Less Liabilities 1.7%		921
Net Assets 100.0%		$53,251

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $579,000, which represents 1.1% of net assets of the Fund.

(b)         Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$50,885	$—	$—	$50,885
Short-Term Investments	—	1,445	—	1,445
Total Investments	$50,885	$1,445	$—	$52,330

(a)         The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 92.4%
Aerospace & Defense 3.5%
Boeing Co.	30,000	$10,248
General Dynamics Corp.	100,600	16,179
Raytheon Co.	80,300	14,012
		40,439
Airlines 1.9%
Delta Air Lines, Inc.(a)(b)	438,540	22,585
Banks 1.1%
JPMorgan Chase & Co.	117,350	12,434
Biotechnology 2.5%
Gilead Sciences, Inc.	305,020	18,987
Moderna, Inc.*(c)(j)	487,839	10,123
		29,110
Capital Markets 8.5%
BlackRock, Inc.	52,565	21,844
Brookfield Asset Management, Inc. Class A(d)	680,175	31,186
CME Group, Inc.	124,440	23,907
S&P Global, Inc.	71,095	15,206
Tradeweb Markets, Inc. Class A	145,645	6,567
		98,710
Chemicals 2.7%
Ashland Global Holdings, Inc.	418,220	31,312
Commercial Services 1.8%
LegalZoom.com, Inc.*(c)(e)(j)	2,176,736	21,438
Diversified Consumer Services 2.3%
OneSpaWorld Holdings Ltd.*(c)(j)	2,168,200	26,864
Electric Utilities 1.4%
NextEra Energy, Inc.	80,000	15,857
Electronic Equipment, Instruments & Components 2.5%
CDW Corp.	296,820	29,219
Entertainment 4.0%
Activision Blizzard, Inc.	557,675	24,187
Spotify Technology SA *	181,950	22,849
		47,036
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	67,000	16,052
Walmart, Inc.	30,000	3,043
		19,095
Food Products 2.3%
Conagra Brands, Inc.(b)	810,000	21,684
Hain Celestial Group, Inc.*	279,600	5,701
		27,385
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	129,445	9,507
Medtronic PLC	271,380	25,124
		34,631
Health Care Providers & Services 3.3%
CVS Health Corp.	277,000	14,507
Humana, Inc.	24,145	5,912
UnitedHealth Group, Inc.	73,040	17,661
		38,080
Holding Companies - Diversified 0.3%
Act II Global Acquisition Corp.*	288,800	2,903
Hotels, Restaurants & Leisure 2.7%
McDonald’s Corp.	160,500	31,822
Interactive Media & Services 6.7%
Alphabet, Inc. Class A*	41,700	46,141
Facebook, Inc. Class A*	183,000	32,477
		78,618
Internet & Direct Marketing Retail 6.6%
Alibaba Group Holding Ltd. ADR*	34,840	5,200
Amazon.com, Inc.*	21,860	38,803
Booking Holdings, Inc.*	16,835	27,882
Expedia Group, Inc.	49,370	5,678
		77,563
IT Services 4.2%
PayPal Holdings, Inc.*	82,550	9,060
Visa, Inc. Class A(b)	245,045	39,533
		48,593
Machinery 0.4%
Gates Industrial Corp. PLC*	377,660	4,260
Multi-Utilities 1.6%
Brookfield Infrastructure Partners LP	464,410	19,180
Oil, Gas & Consumable Fuels 2.2%
Enbridge, Inc.	644,860	23,776
Venture Global LNG, Inc. Ser. C*(c)(e)(j)	329	2,303
		26,079
Professional Services 5.9%
Equifax, Inc.	205,840	24,886
IHS Markit Ltd.*	632,955	36,326
Verisk Analytics, Inc.	55,530	7,774
		68,986
Road & Rail 0.6%
CSX Corp.(b)	85,935	6,400
Uber Technologies, Inc.*(d)	20,300	820
		7,220
Software 7.5%
Elastic NV *(d)	70,585	5,792
Microsoft Corp.	484,000	59,861
salesforce.com, inc.*	147,640	22,354
		88,007
Specialty Retail 4.8%
Home Depot, Inc.	106,000	20,124
Hudson Ltd. Class A*	427,205	5,801
Lowe’s Cos., Inc.	271,500	25,326
Tractor Supply Co.(b)	44,000	4,434
		55,685
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	184,735	32,341
Textiles, Apparel & Luxury Goods 1.7%
PVH Corp.(b)	234,000	19,935
Trading Companies & Distributors 2.0%
HD Supply Holdings, Inc.*	558,000	23,151
Total Common Stocks (Cost $865,332)		1,078,538
Preferred Stocks 0.7%
Food Products 0.7%
Sweetgreen, Inc. Ser. D (c)(e)(j) (Cost $7,520)	626,667	7,520

Number of Units
Master Limited Partnerships 1.8%
Capital Markets 1.8%
Blackstone Group LP (Cost $20,003)	549,620	20,803

	Number of Shares
Warrants 0.1%
Diversified Consumer Services 0.1%
OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	377,050	1,195
Total Options Purchased(f) 0.1% (Cost $1,998)		1,188
Short-Term Investments 8.3%
Investment Companies 8.3%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(a)(g)	59,341,058	59,341
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37%(g)(h)	37,988,237	37,988
Total Short-Term Investments (Cost $97,329)		97,329

See Notes to Schedule of Investments

Value† (000’s)
Total Investments 103.4% (Cost $992,182)	1,206,573
Liabilities Less Other Assets(i) (3.4)%	(39,446)
Net Assets 100.0%	$1,167,127

*               Non-income producing security.

(a)       All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $76,276,000.

(b)       All or a portion of the security is pledged as collateral for options written.

(c)        Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019 amounted to approximately $68,247,000, which represents 5.9% of net assets of the Fund.

(d)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $36,807,000 for the Fund.

(e)        Value determined using significant unobservable inputs.

(f)         See “Purchased option contracts” under Derivative Instruments.

(g)        Represents 7-day effective yield as of May 31, 2019.

(h)       Represents investment of cash collateral received from securities lending.

(i)           Includes the impact of the Fund’s open positions in derivatives at May 31, 2019.

See Notes to Schedule of Investments

(j)                 These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At May 31, 2019, these securities amounted to approximately $68,248,000 which represents 5.9% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2019	Fair Value Percentage of Net Assets as of 5/31/2019
LegalZoom.com, Inc.	8/22/2018	$21,438	1.8%	$21,438	1.8%
Moderna, Inc.	8/10/2016 – 1/30/2018	9,430	0.8%	10,123	0.9%
OneSpaWorld Holdings Ltd.	3/19/2019	21,682	1.9%	26,864	2.3%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/30/2018	7,520	0.6%	7,520	0.7%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303	0.2%	2,303	0.2%
Total		$62,373	5.3%	$68,248	5.9%

See Notes to Schedule of Investments

Derivative Instruments

Purchased option contracts (“options purchased”)

At May 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Aerospace & Defense
Boeing Co.	130	$4,440,930	$410	8/16/2019	$19,695

Capital Markets
Blackstone Group LP	1,280	4,844,800	42	9/20/2019	68,480
Blackstone Group LP	1,096	4,148,360	43	9/20/2019	41,648
					110,128
Chemicals
Ashland Global Holdings, Inc.	1,096	8,205,752	75	10/18/2019	635,680

Entertainment
Activision Blizzard, Inc.	700	3,035,900	47.5	8/16/2019	111,650

Health Care Providers & Services
CVS Health Corp.	1,800	9,426,600	60	8/16/2019	116,100

Professional Services
Equifax, Inc.	366	4,424,940	130	10/18/2019	117,120

Specialty Retail
Party City Holdco, Inc.	5,200	4,108,000	10	7/19/2019	52,000

Textiles, Apparel & Luxury Goods
PVH Corp.	295	2,513,105	110	9/20/2019	25,075
Total options purchased (cost $1,998,258)					$1,187,448

Written option contracts (“options written”)

At May 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
CME Group, Inc.	245	$(4,706,940)	$190	6/21/2019	$(110,250)

IT Services
Paypal Holdings, Inc.	354	(3,885,150)	95	6/21/2019	(536,310)

Trading Companies & Distributors
HD Supply Holdings, Inc.	914	(3,792,186)	47.5	9/20/2019	(57,125)
Total calls					$(703,685)

Puts

Aerospace & Defense
Boeing Co.	130	$(4,440,930)	$340	8/16/2019	$(235,625)

Capital Markets
Blackstone Group LP	1,096	(4,148,360)	36	9/20/2019	(147,412)
Blackstone Group LP	1,280	(4,844,800)	37	9/20/2019	(219,520)
					(366,932)

CME Group, Inc.	245	(4,706,940)	170	6/21/2019	(6,125)

Chemicals
Ashland Global Holdings, Inc.	1,096	(8,205,752)	65	1/17/2020	(345,240)

See Notes to Schedule of Investments

Entertainment
Activision Blizzard, Inc.	1,050	(4,553,850)	40	8/16/2019	(174,825)

Health Care Providers & Services
CVS Health Corp.	946	(4,954,202)	50	8/16/2019	(192,511)

Professional Services
Equifax, Inc.	366	(4,424,940)	105	10/18/2019	(72,285)

Specialty Retail
Party City Holdco, Inc.	5,200	(4,108,000)	7.5	10/18/2019	(507,000)
Total puts					$(1,900,543)

Total options written (premium received $2,283,997)					$(2,604,228)

At May 31, 2019, the Fund had securities pledged in the amount of $28,096,160 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Biotechnology	$18,987	$10,123	$—	$29,110
Commercial Services	—	—	21,438	21,438
Diversified Consumer Services	—	26,864	—	26,864
Oil, Gas & Consumable Fuels	23,776	—	2,303	26,079
Other Common Stocks(a)	975,047	—	—	975,047
Total Common Stocks	1,017,810	36,987	23,741	1,078,538
Preferred Stocks(a)	—	—	7,520	7,520
Master Limited Partnerships(a)	20,803	—	—	20,803
Warrants(a)	1,195	—	—	1,195
Options Purchased(b)	1,188	—	—	1,188
Short-Term Investments	—	97,329	—	97,329
Total Investments	$1,040,996	$134,316	$31,261	$1,206,573

(a)       The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)       The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)        The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Investments in Securities: (000’s omitted)	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2019
Common Stocks
Commercial Services	$22,812	$—	$—	—	$—	$(1,374)	$—	$—	$21,438	$—
Oil & Gas	—	—	—	—	2,303	—	—	—	2,303	—
Preferred Stocks	—	—	—	—	—	—	—	—	—	—
Food Products	—	—	—	—	7,520	—	—	—	7,520	—
Health Care	10,698	—	—	(1,268)	—	(9,430)	—	—	—	—
Total	$33,510	$—	$—	$(1,268)	$9,823	$(10,804)	$—	$—	$31,261	$—

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2019.

Asset class	Fair value at 5/31/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (a)
Common Stocks	$21,437,585	Market Approach	Adjusted Transaction Price	$9.85	$9.85	Increase
Common Stocks	$2,303,000	Market Approach	Transaction Price	7,000.00	7,000.00	Increase
Preferred Stocks	$7,520,004	Market Approach	Transaction Price	12.00	12.00	Increase

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3(a)	Total
Assets
Options Written
Liabilities	$(2,604)	$—	$—	$(2,604)
Total	$(2,604)	$—	$—	$(2,604)

See Notes to Schedule of Investments

(a)         The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Other Financial Instruments: (000’s omitted)	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2019
Options Written(b)
Food Products	$—	$—	$56	$(56)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$56	$(56)	$—	$—	$—	$—	$—	$—

(b) At the beginning of the period, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at May 31, 2019.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 98.3%
Australia 0.9%
Insurance Australia Group Ltd.	2,831,241	$15,025
Austria 1.5%
BAWAG Group AG*(a)	558,317	23,614
Belgium 1.4%
KBC Group NV	342,625	22,489
Canada 3.9%
Alimentation Couche-Tard, Inc. Class B	394,782	24,228
Kinaxis, Inc.*	369,193	21,391
Suncor Energy, Inc.	538,523	16,595
		62,214
China 2.2%
Alibaba Group Holding Ltd. ADR*	181,169	27,041
Baidu, Inc. ADR *	69,386	7,633
		34,674
Denmark 0.3%
Ambu A/S Class B(b)	306,964	4,747
Finland 0.7%
Huhtamaki OYJ	308,140	11,723
France 5.9%
Air Liquide SA	149,755	18,621
Arkema SA	111,755	9,371
Pernod-Ricard SA	161,790	28,525
SPIE SA(b)	748,613	12,869
TOTAL SA	421,776	21,868
Valeo SA(b)	137,847	3,637
		94,891
Germany 9.0%
Brenntag AG	404,143	18,769
Continental AG	76,867	10,454
CTS Eventim AG & Co. KGaA	511,705	22,944
Deutsche Boerse AG	60,557	8,334
Gerresheimer AG	272,331	19,384
Infineon Technologies AG	985,322	17,549
SAP SE ADR	213,676	26,299
Scout24 AG(a)	294,949	14,650
Stabilus SA	133,915	5,671
		144,054
Hong Kong 3.8%
AIA Group Ltd.	1,512,800	14,212
HKBN Ltd.	10,173,800	16,196
Techtronic Industries Co. Ltd.	4,801,300	30,622
		61,030
Ireland 2.7%
CRH PLC	532,189	16,667
Kerry Group PLC Class A	224,330	25,908
		42,575
Israel 1.4%
Check Point Software Technologies Ltd.*	198,346	21,874
Italy 0.7%
Nexi SpA*(a)	1,124,000	10,924
Japan 15.2%
Bridgestone Corp.	633,600	23,733
Daikin Industries Ltd.	217,900	26,603
Hoya Corp.	214,600	14,967
Ichigo, Inc.	7,787,600	23,572
Kao Corp.	167,100	13,076
Keyence Corp.	42,700	24,237
Kose Corp.	158,000	25,035
Persol Holdings Co. Ltd.	444,600	9,486
Sanwa Holdings Corp.	1,800,500	18,027
Shionogi & Co. Ltd.	365,100	20,013
SMC Corp.	35,900	11,850
TechnoPro Holdings, Inc.	217,000	11,174
Toyota Motor Corp.	353,500	20,825
		242,598
Luxembourg 1.2%
Befesa SA*(a)	448,409	18,410
Mexico 0.7%
Infraestructura Energetica Nova SAB de CV	2,752,750	11,187
Netherlands 8.0%
AerCap Holdings NV *	565,164	25,331
ASML Holding NV	245,910	46,294
Heineken NV	241,035	25,300
Intertrust NV(a)	717,510	13,577
NXP Semiconductors NV	193,003	17,015
		127,517
Norway 0.9%
Sbanken ASA(a)	1,842,145	14,945
Portugal 1.0%
Galp Energia SGPS SA	1,097,645	16,488
Singapore 1.2%
DBS Group Holdings Ltd.	1,106,800	19,571
Sweden 0.4%
Assa Abloy AB Class B	317,530	6,180
Switzerland 13.8%
Alcon, Inc.*	34,554	2,009
Cie Financiere Richemont SA	205,949	15,150
Givaudan SA	6,519	17,236
Julius Baer Group Ltd.*	430,439	16,967
Lonza Group AG*	46,633	14,297
Novartis AG	172,772	14,848
Partners Group Holding AG	29,158	20,439
Roche Holding AG	77,635	20,391
SGS SA	6,638	16,742
SIG Combibloc Group AG*	1,421,871	14,543
Sonova Holding AG	122,945	27,376
Tecan Group AG	103,618	24,770

UBS Group AG*	1,329,329	15,298
		220,066
United Kingdom 18.5%
Aon PLC	145,846	26,263
Biffa PLC(a)	3,290,226	9,505
Bunzl PLC	961,353	25,682
Clinigen Group PLC	1,803,688	22,991
Compass Group PLC	1,329,168	30,072
DCC PLC	165,795	13,907
Ferguson PLC	367,739	23,768
Fevertree Drinks PLC	254,390	8,530
London Stock Exchange Group PLC	330,864	22,092
Prudential PLC	1,249,058	24,895
Reckitt Benckiser Group PLC	164,861	13,232
RELX PLC	1,029,947	23,962
Rentokil Initial PLC	3,675,024	17,393
Spectris PLC	388,409	12,179
St. James’s Place PLC	1,512,878	19,983
		294,454
United States 3.0%
Core Laboratories NV	102,327	4,875
Samsonite International SA*(a)	10,395,448	21,349
Sensata Technologies Holding PLC*	521,243	22,252
		48,476
Total Common Stocks (Cost $1,544,465)		1,569,726
Short-Term Investments 1.8%
Investment Companies 1.8%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(c)	18,658,806	18,659
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37%(c)(d)	9,395,782	9,396
Total Short-Term Investments (Cost $28,055)		28,055
Total Investments 100.1% (Cost $1,572,520)		1,597,781
Liabilities Less Other Assets (0.1)%		(1,681)
Net Assets 100.0%		$1,596,100

*               Non-income producing security.

See Notes to Schedule of Investments

(a)       Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $126,974,000, which represents 8.0% of net assets of the Fund.

(b)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $8,867,000 for the Fund.

(c)        Represents 7-day effective yield as of May 31, 2019.

(d)       Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Capital Markets	$103,113	6.5%
Trading Companies & Distributors	93,550	5.9%
Life Sciences Tools & Services	81,442	5.1%
Semiconductors & Semiconductor Equipment	80,858	5.1%
Banks	80,619	5.0%
Insurance	80,395	5.0%
Professional Services	74,941	4.7%
Software	69,564	4.4%
Beverages	62,355	3.9%
Commercial Services & Supplies	58,177	3.6%
Pharmaceuticals	55,252	3.5%
Oil, Gas & Consumable Fuels	54,951	3.4%
Building Products	50,810	3.2%
Health Care Equipment & Supplies	49,099	3.1%
Machinery	48,143	3.0%
Chemicals	45,228	2.8%
Personal Products	38,111	2.4%
Auto Components	37,824	2.4%
Textiles, Apparel & Luxury Goods	36,499	2.3%
Electronic Equipment, Instruments & Components	36,416	2.3%
Hotels, Restaurants & Leisure	30,072	1.9%
Internet & Direct Marketing Retail	27,041	1.7%
Containers & Packaging	26,266	1.6%
Food Products	25,908	1.6%
Food & Staples Retailing	24,228	1.5%
Real Estate Management & Development	23,572	1.5%
Entertainment	22,944	1.4%
Interactive Media & Services	22,283	1.4%
Electrical Equipment	22,252	1.4%
Automobiles	20,825	1.3%
Construction Materials	16,667	1.0%
Diversified Telecommunication Services	16,196	1.0%
Industrial Conglomerates	13,907	0.9%
Household Products	13,232	0.8%
Gas Utilities	11,187	0.7%
IT Services	10,924	0.7%
Energy Equipment & Services	4,875	0.3%
Short-Term Investments and Other Liabilities-Net	26,374	1.7%
	$1,596,100	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$23,614	$—	$23,614
Belgium	—	22,489	—	22,489
Denmark	—	4,747	—	4,747
Finland	—	11,723	—	11,723
France	—	94,891	—	94,891
Germany	40,949	103,105	—	144,054
Ireland	—	42,575	—	42,575
Netherlands	42,346	85,171	—	127,517
Portugal	—	16,488	—	16,488
Sweden	—	6,180	—	6,180
Switzerland	2,009	218,057	—	220,066
United Kingdom	35,768	258,686	—	294,454
Other Common Stocks(a)	560,928	—	—	560,928
Total Common Stocks	682,000	887,726	—	1,569,726
Short-Term Investments	—	28,055	—	28,055
Total Investments	$682,000	$915,781	$—	$1,597,781

(a) The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

Schedule of Investments International Select Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 95.0%
Australia 0.7%
Insurance Australia Group Ltd.	243,599	$1,293
Austria 1.5%
BAWAG Group AG *(a)	61,415	2,598
Belgium 1.4%
KBC Group NV	36,690	2,408
Canada 2.7%
Alimentation Couche-Tard, Inc. Class B	42,239	2,592
Suncor Energy, Inc.	69,434	2,140
		4,732
China 2.3%
Alibaba Group Holding Ltd. ADR *	21,776	3,251
Baidu, Inc. ADR *	7,366	810
		4,061
Denmark 0.3%
Ambu A/S Class B (b)	32,820	508
France 8.3%
Air Liquide SA	11,028	1,371
Arkema SA	11,836	993
L’Oreal SA	6,985	1,874
Pernod-Ricard SA	17,216	3,035
Schneider Electric SE	28,161	2,224
SPIE SA (b)	78,054	1,342
TOTAL SA	61,830	3,206
Valeo SA (b)	14,761	389
		14,434
Germany 9.2%
Brenntag AG	43,163	2,005
Continental AG	8,766	1,192
CTS Eventim AG & Co. KGaA	54,287	2,434
Deutsche Boerse AG	9,741	1,341
Gerresheimer AG	35,596	2,534
Infineon Technologies AG	107,581	1,916
SAP SE ADR	24,402	3,003
Scout24 AG (a)	31,467	1,563
		15,988
Hong Kong 3.7%
AIA Group Ltd.	282,300	2,652
Techtronic Industries Co. Ltd.	593,600	3,786
		6,438
Ireland 2.8%
CRH PLC	69,054	2,163
Kerry Group PLC Class A	23,960	2,767
		4,930
Israel 1.9%
Check Point Software Technologies Ltd. *	29,443	3,247
Italy 0.7%
Nexi SpA *(a)	119,500	1,161
Japan 14.1%
Bridgestone Corp.	58,300	2,184
Daikin Industries Ltd.	23,200	2,832
Hoya Corp.	29,900	2,085
Kao Corp.	29,300	2,293
Keyence Corp.	4,600	2,611
Kose Corp.	16,900	2,678
Persol Holdings Co. Ltd.	70,900	1,513
Sanwa Holdings Corp.	192,100	1,923
Shionogi & Co. Ltd.	46,700	2,560
SMC Corp.	4,800	1,584
Toyota Motor Corp.	37,700	2,221
		24,484
Netherlands 7.2%
AerCap Holdings NV *	60,354	2,705
ASML Holding NV	27,401	5,158
Heineken NV	25,688	2,696
NXP Semiconductors NV	21,037	1,855
		12,414
Portugal 0.8%
Galp Energia SGPS SA	92,498	1,389
Singapore 1.5%
DBS Group Holdings Ltd.	147,000	2,599
Sweden 1.0%
Assa Abloy AB Class B	33,913	660
Swedbank AB, A Shares	69,401	995
		1,655
Switzerland 14.4%
Alcon, Inc. *	6,223	362
Cie Financiere Richemont SA	22,018	1,620
Givaudan SA	695	1,838
Julius Baer Group Ltd. *	45,658	1,800
Lonza Group AG *	6,165	1,890
Novartis AG	31,118	2,674
Partners Group Holding AG	3,092	2,167
Roche Holding AG	12,911	3,391
SGS SA	887	2,237
SIG Combibloc Group AG *	153,227	1,567
Sonova Holding AG	15,703	3,497
UBS Group AG *	177,257	2,040
		25,083
United Kingdom 17.2%
Aon PLC	15,658	2,820
Bunzl PLC	118,592	3,168
Compass Group PLC	140,260	3,173
DCC PLC	19,025	1,596
Ferguson PLC *	39,037	2,523
Fevertree Drinks PLC	27,092	908
London Stock Exchange Group PLC	34,476	2,302
Prudential PLC	133,079	2,652
Reckitt Benckiser Group PLC	30,166	2,421
RELX PLC	126,322	2,939
Rentokil Initial PLC	390,553	1,849
Spectris PLC	41,582	1,304
St. James’s Place PLC	166,832	2,204
		29,859
United States 3.3%
Core Laboratories NV	13,565	646
Samsonite International SA *(a)	1,108,841	2,277
Sensata Technologies Holding PLC *	64,332	2,747
		5,670
Total Common Stocks (Cost $165,323)		164,951
Short-Term Investments 5.5%
Investment Companies 5.5%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (c)	7,161,705	7,162
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (c)(d)	2,337,245	2,337
Total Short-Term Investments (Cost $9,499)		9,499
Total Investments 100.5% (Cost $174,822)		174,450
Liabilities Less Other Assets (0.5)%		(904)
Net Assets 100.0%		$173,546

*               Non-income producing security.

(a)       Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $7,599,000, which represents 4.4% of net assets of the Fund.

See Notes to Schedule of Investments

(b)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $2,198,000 for the Fund.

(c)        Represents 7-day effective yield as of May 31, 2019.

(d)       Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Capital Markets	$11,854	6.8%
Trading Companies & Distributors	10,401	6.0%
Insurance	9,417	5.4%
Semiconductors & Semiconductor Equipment	8,929	5.1%
Pharmaceuticals	8,625	5.0%
Banks	8,600	5.0%
Personal Products	6,845	3.9%
Oil, Gas & Consumable Fuels	6,735	3.9%
Professional Services	6,689	3.9%
Beverages	6,639	3.8%
Health Care Equipment & Supplies	6,452	3.7%
Software	6,250	3.6%
Building Products	5,415	3.1%
Machinery	5,370	3.1%
Electrical Equipment	4,971	2.9%
Life Sciences Tools & Services	4,424	2.5%
Chemicals	4,202	2.4%
Electronic Equipment, Instruments & Components	3,915	2.3%
Textiles, Apparel & Luxury Goods	3,897	2.2%
Auto Components	3,765	2.2%
Internet & Direct Marketing Retail	3,251	1.9%
Commercial Services & Supplies	3,191	1.8%
Hotels, Restaurants & Leisure	3,173	1.8%
Food Products	2,767	1.6%
Food & Staples Retailing	2,592	1.5%
Entertainment	2,434	1.4%
Household Products	2,421	1.4%
Interactive Media & Services	2,373	1.4%
Automobiles	2,221	1.3%
Construction Materials	2,163	1.2%
Industrial Conglomerates	1,596	0.9%
Containers & Packaging	1,567	0.9%
IT Services	1,161	0.7%
Energy Equipment & Services	646	0.4%
Short-Term Investments and Other Liabilities-Net	8,595	5.0%
	$173,546	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$2,598	$—	$2,598
Belgium	—	2,408	—	2,408
Denmark	—	508	—	508
France	—	14,434	—	14,434
Germany	4,566	11,422	—	15,988
Ireland	—	4,930	—	4,930
Netherlands	4,560	7,854	—	12,414
Portugal	—	1,389	—	1,389
Sweden	—	1,655	—	1,655
Switzerland	362	24,721	—	25,083
United Kingdom	2,820	27,039	—	29,859
Other Common Stocks(a)	53,685	—	—	53,685
Total Common Stocks	65,993	98,958	—	164,951
Short-Term Investments	—	9,499	—	9,499
Total Investments	$65,993	$108,457	$—	$174,450

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 92.5%
Australia 1.4%
ARB Corp. Ltd.(a)	3,497	$45
Steadfast Group Ltd.	16,975	37
		82
Austria 1.0%
Schoeller-Bleckmann Oilfield Equipment AG	730	58
Belgium 1.1%
Shurgard Self Storage SA	2,015	67
Canada 4.1%
Colliers International Group, Inc.	1,255	77
Computer Modelling Group Ltd.	10,801	56
Enghouse Systems Ltd.	1,200	30
Kinaxis, Inc.*	1,378	80
		243
China 0.7%
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(b)	29,000	42
Denmark 1.9%
Schouw & Co. A/S	1,068	79
SimCorp A/S	341	33
		112
Finland 1.5%
Kemira OYJ	6,415	88
France 4.6%
Esker SA	378	32
Lectra	1,900	46
Lumibird*	1,740	32
Pharmagest Interactive	472	30
Sopra Steria Group	365	42
Virbac SA*	460	87
		269
Germany 5.3%
Dermapharm Holding SE*	1,099	39
Isra Vision AG	720	26
Jenoptik AG	1,780	55
Nexus AG	1,061	34
Stabilus SA	784	33
STRATEC SE	664	45
Washtec AG	1,160	81
		313
Ireland 1.4%
Applegreen PLC	14,294	85
Italy 2.9%
Anima Holding SpA(b)	9,991	30
Carel Industries SpA*(b)	6,159	74
Cerved Group SpA	7,518	66
		170
Japan 20.4%
Aeon Delight Co. Ltd.	2,150	62
Amano Corp.	2,900	75
Ariake Japan Co. Ltd.	1,200	78
Azbil Corp.	3,200	75
CKD Corp.	2,800	25
EM Systems Co. Ltd.	1,300	18
Ichigo, Inc.	15,500	47
Konishi Co. Ltd.	4,300	62
Nagaileben Co. Ltd.	2,000	44
Nakanishi, Inc.	2,300	43
Nihon Parkerizing Co. Ltd.	2,700	30
Nohmi Bosai Ltd.	4,400	83
Okamoto Industries, Inc.	1,000	45
Optex Group Co. Ltd.	1,800	21
Prestige International, Inc.	7,400	103
Relo Group, Inc.	3,800	102
SHO-BOND Holdings Co. Ltd.	1,200	83
Shoei Co. Ltd.(a)	1,800	72
Software Service, Inc.	500	47
Sun Frontier Fudousan Co. Ltd.	4,900	45
TKC Corp.(c)	1,100	45
		1,205
Jersey 1.3%
Sanne Group PLC	8,703	76
Korea 0.8%
Dentium Co. Ltd.*	800	46
Luxembourg 1.2%
Befesa SA*(b)	1,671	69
Netherlands 2.5%
Corbion NV	2,645	81
Intertrust NV(b)	3,520	67
		148
Norway 2.8%
Borregaard ASA	9,005	98
Sbanken ASA(b)	8,554	69
		167
Singapore 1.6%
Haw Par Corp. Ltd.	9,900	97
Spain 1.3%
Applus Services SA	5,900	75
Sweden 5.8%
Cloetta AB, B Shares	27,160	85
Dustin Group AB(b)	9,470	81
KNOW IT AB	810	17
Sweco AB, B Shares	3,210	83
Thule Group AB(b)	3,282	75
		341
Switzerland 11.5%
Ascom Holding AG	3,157	41
Belimo Holding AG	17	89
Bossard Holding AG Class A	307	45
Inficon Holding AG	84	47
Interroll Holding AG	42	89
Kardex AG	514	79
Komax Holding AG(a)	295	61
Medacta Group SA*(b)	371	31
Medartis Holding AG*(b)	981	54
Tecan Group AG	383	92
VZ Holding AG	207	54
		682
United Kingdom 17.4%
Biffa PLC(b)	24,471	71
Big Yellow Group PLC	5,320	68
Charter Court Financial Services Group PLC(b)	8,195	34
Clinigen Group PLC	7,024	90
Dechra Pharmaceuticals PLC	2,489	86
Diploma PLC	3,650	68
Essentra PLC	13,697	70
Games Workshop Group PLC	1,493	84
GB Group PLC	7,000	55
Genus PLC	1,959	66
Gocompare.Com Group PLC	59,273	62
Ideagen PLC	3,146	6
Johnson Service Group PLC	49,600	100
Learning Technologies Group PLC(a)	49,715	54
Restore PLC(a)	15,260	74
Sensyne Health Ltd.*(a)	20,655	37
		1,025
Total Common Stocks (Cost $5,657)		5,460
Short-Term Investments 10.5%
Investment Companies 10.5%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(d)(e)	332,865	333
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (d)(f)	285,953	286
Total Short-Term Investments (Cost $619)		619
Total Investments 103.0% (Cost $6,276)		6,079
Liabilities Less Other Assets (3.0)%		(174)
Net Assets 100.0%		$5,905

See Notes to Schedule of Investments

*               Non-income producing security.

(a)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $270,000 for the Fund.

(b)       Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2019 amounted to approximately $697,000, which represents 11.8% of net assets of the Fund.

(c)        All or a portion of this security was purchased on a delayed delivery basis.

(d)       Represents 7-day effective yield as of May 31, 2019.

(e)        All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $333,000.

(f)         Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$488	8.3%
Commercial Services & Supplies	479	8.1%
Chemicals	474	8.0%
Machinery	368	6.2%
Real Estate Management & Development	338	5.7%
Software	336	5.7%
Pharmaceuticals	309	5.2%
Health Care Equipment & Supplies	263	4.5%
Food Products	242	4.1%
Health Care Technology	207	3.5%
Life Sciences Tools & Services	182	3.1%
Construction & Engineering	166	2.8%
Capital Markets	160	2.7%
Leisure Products	159	2.7%
Internet & Direct Marketing Retail	143	2.4%
Professional Services	142	2.4%
Auto Components	117	2.0%
Energy Equipment & Services	114	1.9%
Trading Companies & Distributors	113	1.9%
IT Services	104	1.8%
Building Products	89	1.5%
Specialty Retail	85	1.5%
Banks	69	1.2%
Equity Real Estate Investment Trusts	68	1.2%
Biotechnology	66	1.1%
Diversified Financial Services	66	1.1%
Hotels, Restaurants & Leisure	42	0.7%
Insurance	37	0.6%
Thrifts & Mortgage Finance	34	0.6%
Short-Term Investments and Other Liabilities-Net	445	7.5%
	$5,905	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Austria	$—	$58	$—	$58
Denmark	—	112	—	112
Finland	—	88	—	88
France	181	88	—	269
Germany	120	193	—	313
Italy	74	96	—	170
Netherlands	—	148	—	148
Norway	69	98	—	167
Spain	—	75	—	75
Sweden	—	341	—	341
Switzerland	85	597	—	682
United Kingdom	214	811	—	1,025
Other Common Stocks(a)	2,012	—	—	2,012
Total Common Stocks	2,755	2,705	—	5,460
Short-Term Investments	—	619	—	619
Total Investments	$2,755	$3,324	$—	$6,079

(a)              The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)              The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2019
Common Stocks(c)
Ireland	$89	$—	$—	$—	$—	$—	$—	$(89)	$—	$—
Total	$89	$—	$—	$—	$—	$—	$—	$(89)	$—	$—

(c)               At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees. The fund held no Level 3 investments at May 31, 2019.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 98.4%
Aerospace & Defense 5.2%
KEYW Holding Corp. *	864,606	$9,727
Mercury Systems, Inc. *	89,347	6,143
Spirit AeroSystems Holdings, Inc. Class A	130,290	10,559
Teledyne Technologies, Inc. *	28,052	6,615
		33,044
Banks 4.3%
BankUnited, Inc.	170,004	5,522
Comerica, Inc.	66,774	4,595
Huntington Bancshares, Inc.	413,130	5,226
TCF Financial Corp.	391,400	7,460
Texas Capital Bancshares, Inc. *	78,500	4,498
		27,301
Building Products 1.0%
Resideo Technologies, Inc. *	322,200	6,341
Capital Markets 0.0%(a)
Alimco Financial Corp. *	6,537	53
Chemicals 0.5%
Innophos Holdings, Inc.	107,900	2,869
Commercial Services & Supplies 4.3%
Clean Harbors, Inc. *	154,514	9,907
Covanta Holding Corp.	411,900	6,945
Stericycle, Inc. *	224,000	10,389
		27,241
Communications Equipment 5.5%
Ciena Corp. *	594,800	20,782
Infinera Corp. *	1,124,900	3,499
Ribbon Communications, Inc. *	737,999	3,151
Viavi Solutions, Inc. *	590,099	7,111
		34,543
Construction & Engineering 0.5%
Valmont Industries, Inc.	29,300	3,314
Containers & Packaging 5.1%
Avery Dennison Corp.	129,836	13,511
Crown Holdings, Inc. *	333,726	18,498
		32,009
Diversified Consumer Services 0.6%
OneSpaWorld Holdings Ltd. *(b)(f)	317,330	3,932
Electrical Equipment 0.1%
Babcock & Wilcox Enterprises, Inc. *	2,034,740	875
Electronic Equipment, Instruments & Components 3.5%
II-VI, Inc. *	91,130	2,864
Itron, Inc. *	196,231	11,117
OSI Systems, Inc. *	80,200	8,308
		22,289
Energy Equipment & Services 2.6%
Dril-Quip, Inc. *	83,900	3,461
Forum Energy Technologies, Inc. *	519,400	1,984
ION Geophysical Corp. *	124,331	844
McDermott International, Inc. *	376,271	2,273
Oil States International, Inc. *	182,700	3,040
Patterson-UTI Energy, Inc.	239,200	2,543
Superior Energy Services, Inc. *	687,600	1,114
TETRA Technologies, Inc. *	664,392	1,023
		16,282
Equity Real Estate Investment Trusts 0.4%
Uniti Group, Inc.	274,800	2,641
Food Products 2.0%
Hain Celestial Group, Inc. *	261,000	5,322
TreeHouse Foods, Inc. *	142,100	7,407
		12,729
Health Care Equipment & Supplies 2.4%
Accuray, Inc. *	1,507,839	5,594
AtriCure, Inc. *	215,100	6,303
Nuvectra Corp. *	185,200	702
OraSure Technologies, Inc. *	271,600	2,254
		14,853
Health Care Providers & Services 4.6%
Acadia Healthcare Co., Inc. *	302,800	9,756
MEDNAX, Inc. *	197,700	4,875
Molina Healthcare, Inc. *	58,361	8,303
Patterson Cos., Inc.	292,100	6,140
		29,074
Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc. *	857,600	8,344
Hotels, Restaurants & Leisure 1.6%
International Game Technology PLC	215,200	2,798
SeaWorld Entertainment, Inc. *	225,200	7,206
		10,004
Household Durables 1.1%
Tempur Sealy International, Inc. *	113,200	7,223
Independent Power and Renewable Electricity Producers 3.0%
Atlantic Power Corp. *	1,966,535	4,582
Ormat Technologies, Inc.	127,741	7,542
Vistra Energy Corp.	274,561	6,468
		18,592
IT Services 4.8%
Conduent, Inc. *	575,000	5,118
CoreLogic, Inc. *	250,325	9,810
KBR, Inc.	521,100	11,579
Unisys Corp. *	356,700	3,460
		29,967
Life Sciences Tools & Services 8.2%
Charles River Laboratories International, Inc. *	134,071	16,819
Fluidigm Corp. *	1,460,000	19,111
Luminex Corp.	274,400	5,790
NanoString Technologies, Inc. *	338,000	9,613
		51,333
Machinery 4.1%
Actuant Corp. Class A	260,775	5,774
Harsco Corp. *	181,300	4,532
ITT, Inc.	56,900	3,279
Lydall, Inc. *	235,100	4,251
Twin Disc, Inc. *	119,209	1,719
Welbilt, Inc. *	403,000	6,218
		25,773
Marine 0.1%
Danaos Corp. *	28,382	346
Media 1.2%
Criteo SA ADR *	197,100	3,619
MSG Networks, Inc. Class A *	183,953	3,883
		7,502
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.	710,700	6,183
Pharmaceuticals 1.2%
Amneal Pharmaceuticals, Inc. *	485,210	3,658
Intersect ENT, Inc. *	115,888	2,733
Mallinckrodt PLC *	136,200	1,184
		7,575
Road & Rail 2.6%
Avis Budget Group, Inc. *	217,500	6,168
Hertz Global Holdings, Inc. *	357,000	5,023
Ryder System, Inc.	100,004	5,050
		16,241
Semiconductors & Semiconductor Equipment 9.9%
CEVA, Inc. *	126,000	2,876
Cypress Semiconductor Corp.	660,735	11,774
Entegris, Inc.	112,900	3,877
Impinj, Inc. *	132,300	3,280

See Notes to Schedule of Investments

	Number of Shares	Value† (000’s)
MACOM Technology Solutions Holdings, Inc. *	446,418	$6,317
Mellanox Technologies Ltd. *	175,000	19,211
Rambus, Inc. *	761,144	8,647
Veeco Instruments, Inc. *	535,300	6,151
		62,133
Software 11.3%
Cloudera, Inc. *	903,400	8,284
FireEye, Inc. *	662,200	9,662
Nuance Communications, Inc. *	897,900	15,417
OneSpan, Inc. *	333,900	4,658
Seachange International, Inc. *	580,967	738
TiVo Corp.	628,630	4,526
Varonis Systems, Inc. *	20,400	1,276
Verint Systems, Inc. *	470,261	26,687
		71,248
Specialty Retail 3.0%
Chico’s FAS, Inc.	528,800	1,782
Children’s Place, Inc.	63,800	5,912
Express, Inc. *	422,800	1,272
Office Depot, Inc.	1,806,667	3,541
Party City Holdco, Inc. *	743,390	5,873
RTW RetailWinds, Inc. *	235,700	450
		18,830
Technology Hardware, Storage & Peripherals 1.4%
Diebold Nixdorf, Inc. *	660,100	5,611
Quantum Corp. *	185,075	496
Stratasys Ltd. *	136,900	2,999
		9,106
Total Common Stocks (Cost $534,622)		619,790
Convertible Preferred Stocks 0.8%
Independent Power and Renewable Electricity Producers 0.8%
Vistra Energy Corp., 7.00%, due 7/1/2019 (Cost $4,926)	51,300	4,961

Principal Amount
Convertible Bonds 0.8%
Electronic Equipment, Instruments & Components 0.8%
Maxwell Technologies, Inc., 5.50%, due 9/15/2022 (c)(d) (Cost $4,500)	$4,500,000	4,666

	Number of Shares
Warrants 0.0%(a)
Diversified Consumer Services 0.0%(a)
OneSpaWorld Holdings Ltd. Expires 3/19/2024 * (Cost $—)	55,184	175
Short-Term Investments 0.6%
Investment Companies 0.6%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(e) (Cost $3,810)	3,810,478	3,810
Total Investments 100.6% (Cost $547,858)		633,402
Liabilities Less Other Assets (0.6)%		(3,526)
Net Assets 100.0%		$629,876

*               Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)       Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019 amounted to approximately $3,932,000, which represents 0.6% of net assets of the Fund.

(c)        Illiquid security.

(d)       Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2019, these securities amounted to approximately $4,666,000, which represents 0.8% of net assets of the Fund.

(e)        Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

(f)    This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At May 31, 2019, this security amounted to approximately $3,932,000, which represents 0.6% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2019	Fair Value Percentage of Net Assets as of 5/31/2019
OneSpaWorld Holdings Ltd.	3/19/2019	$3,173	0.5%	$3,932	0.6%
Total		$3,173	0.5%	$3,932	0.6%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Diversified Consumer Services	$—	$3,932	$—	$3,932
Other Common Stocks(a)	615,858	—	—	615,858
Total Common Stocks	615,858	3,932	—	619,790
Convertible Preferred Stocks(a)	4,961	—	—	4,961
Convertible Bonds(a)	—	4,666	—	4,666
Warrants(a)	175	—	—	175
Short-Term Investments	—	3,810	—	3,810
Total Investments	$620,994	$12,408	$—	$633,402

(a)              The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 94.5%
Aerospace & Defense 1.5%
United Technologies Corp.	187,610	$23,695
Banks 6.8%
Citigroup, Inc.	233,967	14,541
Comerica, Inc.	92,466	6,363
JPMorgan Chase & Co.	641,834	68,009
M&T Bank Corp.	74,295	11,857
Wells Fargo & Co.	173,825	7,713
		108,483
Beverages 0.6%
PepsiCo, Inc.	77,257	9,889
Capital Markets 0.8%
Morgan Stanley	306,582	12,475
Communications Equipment 0.5%
Cisco Systems, Inc.	158,385	8,241
Diversified Telecommunication Services 4.7%
AT&T, Inc.	1,015,236	31,046
Verizon Communications, Inc.	811,855	44,124
		75,170
Electric Utilities 5.8%
American Electric Power Co., Inc.	271,468	23,379
Exelon Corp.	763,428	36,706
FirstEnergy Corp.	431,284	17,786
NextEra Energy, Inc.	76,689	15,200
		93,071
Electrical Equipment 1.0%
AMETEK, Inc.	122,270	10,013
Emerson Electric Co.	92,987	5,601
		15,614
Equity Real Estate Investment Trusts 7.0%
AvalonBay Communities, Inc.	16,189	3,286
Equity Lifestyle Properties, Inc.	42,551	5,177
Equity Residential	399,408	30,583
Prologis, Inc.	396,639	29,220
Public Storage	158,602	37,728
Welltower, Inc.	71,703	5,824
		111,818
Food & Staples Retailing 3.2%
Walmart, Inc.	506,088	51,338
Food Products 5.1%
Mondelez International, Inc. Class A	1,025,307	52,137
Nestle SA ADR	292,808	29,035
		81,172
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	315,374	24,009
Baxter International, Inc.	424,247	31,157
		55,166
Health Care Providers & Services 1.8%
Centene Corp. *	235,272	13,587
HCA Healthcare, Inc.	131,023	15,849
		29,436
Hotels, Restaurants & Leisure 0.3%
Yum! Brands, Inc.	39,941	4,088
Household Durables 2.1%
Lennar Corp. Class A	215,105	10,682
PulteGroup, Inc.	595,926	18,474
Toll Brothers, Inc.	103,563	3,601
		32,757
Household Products 4.9%
Colgate-Palmolive Co.	344,633	23,993
Procter & Gamble Co.	520,161	53,530
		77,523
Industrial Conglomerates 2.6%
General Electric Co.	1,627,551	15,364
Honeywell International, Inc.	160,660	26,398
		41,762
Insurance 5.5%
Aflac, Inc.	161,668	8,294
American International Group, Inc.	309,192	15,790
Aon PLC	110,914	19,972
Assurant, Inc.	117,188	11,714
Athene Holding Ltd. Class A *	144,331	5,867
Chubb Ltd.	174,053	25,424
		87,061
Interactive Media & Services 0.5%
Snap, Inc. Class A *	629,519	7,485
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	149,711	10,038
Machinery 0.7%
Illinois Tool Works, Inc.	75,791	10,583
Media 1.0%
Comcast Corp. Class A	384,749	15,775
Metals & Mining 10.2%
BHP Group Ltd. ADR (a)	1,105,387	57,381
Newmont Goldcorp Corp.	1,736,280	57,454
Rio Tinto PLC ADR	613,056	35,514
Southern Copper Corp.	359,448	12,124
		162,473
Multi-Utilities 2.7%
DTE Energy Co.	219,780	27,576
Sempra Energy	121,418	15,960
		43,536
Oil, Gas & Consumable Fuels 11.5%
Anadarko Petroleum Corp.	228,611	16,087
Cabot Oil & Gas Corp.	885,020	22,143
EOG Resources, Inc.	364,213	29,822
Exxon Mobil Corp.	1,433,690	101,462
Pioneer Natural Resources Co.	53,408	7,582
WPX Energy, Inc. *	498,185	5,361
		182,457
Pharmaceuticals 4.4%
Elanco Animal Health, Inc. *	207,100	6,478
Johnson & Johnson	258,749	33,935
Merck & Co., Inc.	366,958	29,067
		69,480
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	81,886	7,912
Specialty Retail 1.3%
Tiffany & Co.	239,230	21,317
Tobacco 2.0%
Philip Morris International, Inc.	423,678	32,678
Trading Companies & Distributors 0.5%
Fastenal Co.	260,027	7,954
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc. *	204,050	14,985
Total Common Stocks (Cost $1,389,451)		1,505,432

Number of Units
Master Limited Partnerships 0.7%
Capital Markets 0.7%
Blackstone Group LP (Cost $11,112)	286,410	10,841

	Number of Shares
Short-Term Investments 8.9%
Investment Companies 8.9%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32% (b)	82,580,670	82,581
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (b)(c)	59,408,585	59,409
Total Short-Term Investments (Cost $141,990)		141,990

See Notes to Schedule of Investments

Value† (000’s)
Total Investments 104.1% (Cost $1,542,553)	1,658,263
Liabilities Less Other Assets (4.1)%	(65,869)
Net Assets 100.0%	$1,592,394

*               Non-income producing security.

(a)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $57,375,000 for the Fund.

(b)       Represents 7-day effective yield as of May 31, 2019.

(c)        Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,505,432	$—	$—	$1,505,432
Master Limited Partnerships(a)	10,841	—	—	10,841
Short-Term Investments	—	141,990	—	141,990
Total Investments	$1,516,273	$141,990	$—	$1,658,263

(a)              The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 98.1%
Aerospace & Defense 3.3%
Axon Enterprise, Inc. *	75,000	$5,008
Harris Corp.	112,500	21,059
HEICO Corp.	150,000	18,238
		44,305
Auto Components 0.6%
Aptiv PLC	125,000	8,005
Banks 0.9%
SVB Financial Group*	62,500	12,588
Biotechnology 3.9%
Array BioPharma, Inc.*	250,000	6,605
BioMarin Pharmaceutical, Inc*	160,000	13,159
Exact Sciences Corp.*	100,000	10,363
Exelixis, Inc.*	375,000	7,346
Incyte Corp. *	130,000	10,222
Sarepta Therapeutics, Inc.*	40,000	4,554
		52,249
Building Products 0.4%
Resideo Technologies, Inc.*	300,000	5,904
Capital Markets 2.9%
Cboe Global Markets, Inc.	125,000	13,568
MarketAxess Holdings, Inc.	35,000	10,424
Raymond James Financial, Inc.	180,000	14,864
		38,856
Commercial Services & Supplies 3.6%
Cintas Corp.	100,000	22,183
KAR Auction Services, Inc.	85,000	4,779
Waste Connections, Inc.	225,000	21,294
		48,256
Communications Equipment 1.9%
Motorola Solutions, Inc.	175,000	26,241
Construction & Engineering 0.9%
MasTec, Inc.*	250,000	11,623
Consumer Finance 0.3%
SLM Corp.	500,000	4,755
Containers & Packaging 1.7%
Ball Corp.	200,000	12,278
Packaging Corp. of America	125,000	11,135
		23,413
Diversified Consumer Services 3.0%
Bright Horizons Family Solutions, Inc.*	162,000	22,204
Chegg, Inc. *	100,000	3,746
Service Corp. International	330,000	14,477
		40,427
Electrical Equipment 1.4%
AMETEK, Inc.	225,000	18,425
Electronic Equipment, Instruments & Components 6.0%
Amphenol Corp. Class A	209,500	18,226
CDW Corp.	282,500	27,809
Keysight Technologies, Inc.*	220,000	16,529
Trimble, Inc.*	450,000	17,955
		80,519
Entertainment 2.5%
AMC Entertainment Holdings, Inc. Class A(a)	300,000	3,594
Take-Two Interactive Software, Inc. *	177,500	19,197
World Wrestling Entertainment, Inc. Class A	160,000	11,638
		34,429
Food Products 0.6%
Lamb Weston Holdings, Inc.	130,000	7,703
Health Care Equipment & Supplies 6.9%
ABIOMED, Inc.*	32,500	8,512
AxoGen, Inc.*	175,000	3,663
Edwards Lifesciences Corp.*	80,000	13,656
Hill-Rom Holdings, Inc.	135,000	12,980
IDEXX Laboratories, Inc.*	55,000	13,737
Insulet Corp.*	150,000	16,469
Masimo Corp.*	50,000	6,537
Penumbra, Inc.*	85,000	12,130
Teleflex, Inc.	21,100	6,083
		93,767
Health Care Providers & Services 1.0%
Guardant Health, Inc.*	75,000	5,766
WellCare Health Plans, Inc.*	27,500	7,595
		13,361
Health Care Technology 2.4%
Teladoc Health, Inc.*(a)	100,000	5,812
Veeva Systems, Inc. Class A*	170,000	26,229
		32,041
Hotels, Restaurants & Leisure 4.3%
Eldorado Resorts, Inc.*	275,000	13,522
Norwegian Cruise Line Holdings Ltd.*	300,000	16,413
Planet Fitness, Inc. Class A*	90,000	6,882
Red Rock Resorts, Inc. Class A	375,000	7,830
Vail Resorts, Inc.	65,000	13,982
		58,629
Household Products 1.0%
Church & Dwight Co., Inc.	175,000	13,022
Independent Power and Renewable Electricity Producers 1.0%
Vistra Energy Corp.	577,000	13,594
Industrial Conglomerates 1.7%
Roper Technologies, Inc.	68,000	23,387
Insurance 0.6%
Assurant, Inc.	75,000	7,497
Interactive Media & Services 1.1%
IAC/InterActiveCorp*	70,000	15,459
Internet & Direct Marketing Retail 0.5%
Etsy, Inc.*	100,000	6,231
IT Services 7.9%
Fiserv, Inc.*	140,000	12,020
Global Payments, Inc.	140,000	21,566
Okta, Inc.*	177,500	20,096
Square, Inc. Class A*	280,000	17,346
Total System Services, Inc.	140,000	17,294
Twilio, Inc. Class A*	142,500	18,809
		107,131
Life Sciences Tools & Services 2.5%
Bio-Rad Laboratories, Inc. Class A*	72,500	20,802
PRA Health Sciences, Inc.*	150,000	13,010
		33,812
Machinery 4.2%
Fortive Corp.	190,035	14,471
IDEX Corp.	130,000	19,852
Stanley Black & Decker, Inc.	90,000	11,450
Xylem, Inc.	140,000	10,391
		56,164
Media 1.5%
Altice USA, Inc. Class A*	600,000	14,094
Nexstar Media Group, Inc. Class A	62,500	6,259
		20,353
Oil, Gas & Consumable Fuels 0.9%
Cheniere Energy, Inc.*	70,000	4,422
Concho Resources, Inc.	75,000	7,351
		11,773
Pharmaceuticals 0.9%
Aerie Pharmaceuticals, Inc.*	220,000	8,012
Catalent, Inc.*	100,000	4,550
		12,562
Professional Services 2.3%
CoStar Group, Inc.*	60,000	30,578

See Notes to Schedule of Investments

	Number of Shares	Value† (000’s)
Road & Rail 0.5%
Old Dominion Freight Line, Inc.	50,000	$6,622
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	800,000	21,928
KLA-Tencor Corp.	110,000	11,338
Monolithic Power Systems, Inc.	135,000	15,721
Xilinx, Inc.	175,000	17,904
		66,891
Software 11.3%
Autodesk, Inc.*	62,500	10,057
New Relic, Inc.*	130,000	13,042
Palo Alto Networks, Inc.*	62,500	12,509
Proofpoint, Inc.*	137,500	15,449
RingCentral, Inc. Class A*	205,000	24,569
ServiceNow, Inc.*	85,000	22,264
Splunk, Inc.*	170,000	19,378
Trade Desk, Inc. Class A*	50,000	9,941
Workday, Inc. Class A*	100,000	20,412
Zendesk, Inc.*	65,000	5,476
		153,097
Specialty Retail 5.9%
Burlington Stores, Inc.*	123,000	19,259
Five Below, Inc.*	150,000	19,309
O’Reilly Automotive, Inc.*	41,000	15,226
Ross Stores, Inc.	150,000	13,949
Ulta Beauty, Inc.*	37,500	12,502
		80,245
Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co.	50,000	4,689
Trading Companies & Distributors 0.6%
United Rentals, Inc.*	75,000	8,258
Total Common Stocks (Cost $985,922)		1,326,861
Short-Term Investments 2.5%
Investment Companies 2.5%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(b)	28,287,504	28,288
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37%(b)(c)	5,580,855	5,581
Total Short-Term Investments (Cost $33,869)		33,869
Total Investments 100.6% (Cost $1,019,791)		$1,360,730
Liabilities Less Other Assets (0.6)%		(8,737)
Net Assets 100.0%		$1,351,993

*               Non-income producing security.

(a)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $5,446,000 for the Fund.

(b)       Represents 7-day effective yield as of May 31, 2019.

(c)        Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,326,861	$—	$—	$1,326,861
Short-Term Investments	—	33,869	—	33,869
Total Investments	$1,326,861	$33,869	$—	$1,360,730

(a)       The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 100.4%
Aerospace & Defense 7.0%
General Dynamics Corp.	19,650	$3,160
Hexcel Corp.	30,600	2,227
Spirit AeroSystems Holdings, Inc. Class A	17,700	1,435
		6,822
Airlines 2.2%
American Airlines Group, Inc.	33,400	909
JetBlue Airways Corp. *	69,800	1,203
		2,112
Auto Components 1.0%
Aptiv PLC	16,100	1,031
Banks 9.1%
BankUnited, Inc.	69,600	2,261
BB&T Corp.	39,000	1,823
Comerica, Inc.	39,700	2,732
KeyCorp	129,300	2,065
		8,881
Beverages 2.2%
Molson Coors Brewing Co. Class B	39,400	2,166
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc. *	19,200	2,183
Building Products 3.6%
Johnson Controls International PLC	90,308	3,479
Capital Markets 2.0%
State Street Corp.	35,300	1,950
Chemicals 3.2%
Ashland Global Holdings, Inc.	24,500	1,834
Chemours Co.	61,100	1,289
		3,123
Commercial Services & Supplies 3.8%
Covanta Holding Corp.	137,100	2,312
KAR Auction Services, Inc.	24,500	1,377
		3,689
Communications Equipment 2.1%
Ciena Corp. *	57,400	2,006
Construction & Engineering 1.7%
Valmont Industries, Inc.	15,100	1,708
Diversified Consumer Services 1.3%
OneSpaWorld Holdings Ltd. *(a)(b)	104,474	1,294
Electric Utilities 2.0%
Evergy, Inc.	33,300	1,936
Electronic Equipment, Instruments & Components 2.7%
Itron, Inc. *	46,300	2,623
Entertainment 1.8%
Lions Gate Entertainment Corp. Class A	27,800	411
Lions Gate Entertainment Corp. Class B	95,300	1,311
		1,722
Equity Real Estate Investment Trusts 0.9%
CoreCivic, Inc.	40,700	891
Food Products 4.2%
Hain Celestial Group, Inc. *	97,800	1,994
TreeHouse Foods, Inc. *	40,000	2,085
		4,079
Health Care Equipment & Supplies 2.9%
Zimmer Biomet Holdings, Inc.	24,500	2,791
Hotels, Restaurants & Leisure 7.6%
International Game Technology PLC	178,900	2,325
MGM Resorts International	86,900	2,157
Wyndham Destinations, Inc.	72,900	2,900
		7,382
Household Durables 1.9%
Whirlpool Corp.	16,400	1,884
Independent Power and Renewable Electricity Producers 1.1%
AES Corp.	71,100	1,123
IT Services 2.2%
Amdocs Ltd.	18,500	1,099
Conduent, Inc. *	114,700	1,021
		2,120
Media 1.0%
MSG Networks, Inc. Class A *	47,800	1,009
Mortgage Real Estate Investment 2.4%
Starwood Property Trust, Inc.	105,800	2,333
Oil, Gas & Consumable Fuels 9.3%
Cabot Oil & Gas Corp.	97,800	2,447
Devon Energy Corp.	78,000	1,963
ONEOK, Inc.	36,200	2,303
Williams Cos., Inc.	88,600	2,337
		9,050
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd. ADR *	77,300	669
Semiconductors & Semiconductor Equipment 2.6%
ON Semiconductor Corp. *	78,500	1,394
Skyworks Solutions, Inc.	16,500	1,099
		2,493
Software 4.6%
Nuance Communications, Inc. *	162,200	2,785
Teradata Corp. *	48,300	1,659
		4,444
Specialty Retail 6.3%
Best Buy Co., Inc.	20,500	1,285
Chico’s FAS, Inc.	205,700	693
Children’s Place, Inc.	21,000	1,946
Party City Holdco, Inc. *	274,700	2,170
		6,094
Technology Hardware, Storage & Peripherals 1.5%
Western Digital Corp.	38,736	1,442
Trading Companies & Distributors 3.3%
AerCap Holdings NV *	70,900	3,178
Total Common Stocks (Cost $96,430)		97,707
Warrants 0.1%
Diversified Consumer Services 0.1%
OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	18,168	58
Total Investments 100.5% (Cost $96,430)		97,765
Liabilities Less Other Assets (0.5)%		(522)
Net Assets 100.0%		$97,243

*               Non-income producing security.

(a)       Security fair valued as of May 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2019, amounted to approximately $1,294,000, which represents 1.3% of net assets of the Fund.

See Notes to Schedule of Investments

(b)              This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At May 31, 2019, this security amounted to approximately $1,294,000, which represents 1.3% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 5/31/2019	Fair Value Percentage of Net Assets as of 5/31/2019
OneSpaWorld Holdings Ltd.	3/19/2019	$1,045	0.7%	$1,294	1.3%
Total		$1,045	0.7%	$1,294	1.3%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Diversified Consumer Services	$—	$1,294	$—	$1,294
Other Common Stocks(a)	96,413	—	—	96,413
Total Common Stocks	96,413	1,294	—	97,707
Warrants(a)	58	—	—	58
Total Investments	$96,471	$1,294	$—	$97,765

(a)              The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 99.9%
Aerospace & Defense 5.4%
Boeing Co.	104,000	$35,528
Raytheon Co.	150,000	26,175
		61,703
Banks 4.9%
JPMorgan Chase & Co.	535,000	56,689
Capital Markets 9.2%
Brookfield Asset Management, Inc. Class A	1,170,000	53,645
Charles Schwab Corp.	840,000	34,952
Goldman Sachs Group, Inc.	90,000	16,424
		105,021
Chemicals 3.2%
Methanex Corp.	320,000	13,270
Sherwin-Williams Co.	55,000	23,070
		36,340
Communications Equipment 8.9%
Cisco Systems, Inc.	890,000	46,307
Motorola Solutions, Inc.	370,000	55,481
		101,788
Containers & Packaging 2.8%
Ball Corp.	525,000	32,230
Diversified Financial Services 5.3%
Berkshire Hathaway, Inc. Class B *	310,000	61,200
Electrical Equipment 1.9%
Rockwell Automation, Inc.	145,000	21,583
Entertainment 1.5%
Activision Blizzard, Inc.	385,000	16,698
Food & Staples Retailing 4.6%
US Foods Holding Corp. *	1,530,000	52,877
Food Products 1.5%
Mondelez International, Inc. Class A	340,000	17,289
Health Care Equipment & Supplies 1.7%
Hill-Rom Holdings, Inc.	200,000	19,230
Health Care Providers & Services 4.6%
HCA Healthcare, Inc.	387,000	46,812
Universal Health Services, Inc. Class B	50,000	5,977
		52,789
Hotels, Restaurants & Leisure 3.6%
Aramark	520,000	18,091
McDonald’s Corp.	115,000	22,801
		40,892
Industrial Conglomerates 1.3%
3M Co.	95,000	15,176
Insurance 3.4%
Chubb Ltd.	265,000	38,709
Interactive Media & Services 4.9%
Alphabet, Inc. Class C *	51,000	56,285
IT Services 2.2%
PayPal Holdings, Inc. *	235,000	25,791
Machinery 4.1%
Allison Transmission Holdings, Inc.	200,000	8,278
Stanley Black & Decker, Inc.	300,000	38,166
		46,444
Media 2.8%
Comcast Corp. Class A	790,000	32,390
Oil, Gas & Consumable Fuel 1.6%
EOG Resources, Inc.	230,000	18,832
Pharmaceuticals 2.8%
Pfizer, Inc.	775,000	32,178
Road & Rail 4.2%
CSX Corp.	650,000	48,405
Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	250,000	24,155
Software 3.8%
Microsoft Corp.	355,000	43,906
Specialty Retail 1.7%
Lowe’s Cos., Inc.	215,000	20,055
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	230,000	40,266
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc. Class B	350,000	26,999
Total Common Stocks (Cost $700,336)		1,145,920
Short-Term Investments 0.9%
Investment Companies 0.9%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(a) (Cost $10,489)	10,489,036	10,489
Total Investments 100.8% (Cost $710,825)		1,156,409
Liabilities Less Other Assets (0.8)%		(9,155)
Net Assets 100.0%		$1,147,254

*               Non-income producing security.

(a)       Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,145,920	$—	$—	$1,145,920
Short-Term Investments	—	10,489	—	10,489
Total Investments	$1,145,920	$10,489	$—	$1,156,409

(a)       The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 98.5%
Apartments 13.9%
Apartment Investment & Management Co. Class A	301,867	$15,078
Equity Residential	329,306	25,215
Essex Property Trust, Inc.	79,526	23,201
		63,494
Data Centers 10.2%
CyrusOne, Inc.	170,710	10,078
Digital Realty Trust, Inc.	108,187	12,736
Equinix, Inc.	49,245	23,923
		46,737
Free Standing 6.3%
Four Corners Property Trust, Inc.	231,245	6,650
National Retail Properties, Inc.	245,201	13,126
Spirit Realty Capital, Inc.	211,150	9,008
		28,784
Health Care 7.8%
HCP, Inc.	352,973	11,193
Healthcare Trust of America, Inc. Class A	323,329	9,308
Welltower, Inc.	186,884	15,179
		35,680
Hotels, Restaurants & Leisure 1.4%
Hyatt Hotels Corp. Class A	89,889	6,493
Industrial 7.9%
Liberty Property Trust	224,815	10,672
Prologis, Inc.	254,651	18,760
Rexford Industrial Realty, Inc.	184,514	6,975
		36,407
Infrastructure 17.1%
American Tower Corp.	192,278	40,142
Crown Castle International Corp.	155,182	20,175
SBA Communications Corp.*	82,744	17,907
		78,224
IT Services 1.1%
InterXion Holding NV *	68,963	5,083
Manufactured Homes 6.3%
Equity LifeStyle Properties, Inc.	152,086	18,503
Sun Communities, Inc.	82,600	10,430
		28,933
Office 6.6%
Alexandria Real Estate Equities, Inc.	86,646	12,686
Douglas Emmett, Inc.	282,348	11,376
Highwoods Properties, Inc.	137,464	6,029
		30,091
Real Estate Management & Development 1.4%
Brookfield Asset Management, Inc. Class A	144,030	6,604
Regional Malls 3.9%
Macerich Co.	97,836	3,554
Simon Property Group, Inc.	87,029	14,107
		17,661
Self Storage 6.3%
Extra Space Storage, Inc.	86,033	9,219
Public Storage	82,506	19,627
		28,846
Shopping Centers 2.7%
Kimco Realty Corp.	254,805	4,433
Regency Centers Corp.	122,266	8,065
		12,498
Single Family Homes 3.6%
American Homes 4 Rent Class A	678,692	16,567
Timber 2.0%
Weyerhaeuser Co.	402,018	9,166
Total Common Stocks (Cost $386,248)		451,268
Short-Term Investments 1.1%
Investment Companies 1.1%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(a) (Cost $5,066)	5,066,339	5,066
Total Investments 99.6% (Cost $391,314)		456,334
Other Assets Less Liabilities 0.4%		1,705
Net Assets 100.0%		$458,039

*               Non-income producing security.

(a)       Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$451,268	$—	$—	$451,268
Short-Term Investments	—	5,066	—	5,066
Total Investments	$451,268	$5,066	$—	$456,334

(a)       The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 91.1%
Aerospace & Defense 3.5%
Axon Enterprise, Inc. *	30,000	$2,003
Cubic Corp.	28,500	1,608
Mercury Systems, Inc. *	21,000	1,444
Teledyne Technologies, Inc. *	7,500	1,769
		6,824
Airlines 0.8%
Spirit Airlines, Inc. *	35,500	1,636
Auto Components 0.8%
Dorman Products, Inc. *	19,000	1,551
Banks 1.0%
Pinnacle Financial Partners, Inc.	19,000	1,006
TCF Financial Corp.	53,500	1,020
		2,026
Beverages 0.7%
MGP Ingredients, Inc. (a)	21,000	1,264
Biotechnology 16.9%
ACADIA Pharmaceuticals, Inc. *	19,500	468
Alder Biopharmaceuticals, Inc. *	208,500	2,256
Amarin Corp. PLC ADR *(a)	100,000	1,773
Amicus Therapeutics, Inc. *(a)	289,500	3,263
Arena Pharmaceuticals, Inc. *	52,000	2,757
Array BioPharma, Inc. *	31,500	832
Biohaven Pharmaceutical Holding Co. Ltd. *	35,000	1,976
Blueprint Medicines Corp. *	27,500	2,090
Fate Therapeutics, Inc. *	83,500	1,610
FibroGen, Inc. *	5,500	199
Genomic Health, Inc. *	11,000	575
Global Blood Therapeutics, Inc. *(a)	69,000	4,194
Intercept Pharmaceuticals, Inc. *(a)	5,200	431
KalVista Pharmaceuticals, Inc. *	56,000	1,190
Mirati Therapeutics, Inc. *	8,500	576
Portola Pharmaceuticals, Inc. *(a)	111,300	3,104
PTC Therapeutics, Inc. *	39,000	1,564
REGENXBIO, Inc. *	17,000	731
Repligen Corp. *	35,500	2,466
Stemline Therapeutics, Inc. *	83,500	1,096
		33,151
Building Products 1.9%
AAON, Inc.	22,000	999
Resideo Technologies, Inc. *	44,000	866
Trex Co, Inc. *	30,500	1,824
		3,689
Chemicals 0.8%
Ingevity Corp. *	17,000	1,491
Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc. Class A *	60,000	2,323
MSA Safety, Inc.	22,500	2,236
		4,559
Construction & Engineering 1.1%
MasTec, Inc. *	45,000	2,092
Diversified Consumer Services 3.9%
Bright Horizons Family Solutions, Inc. *	12,000	1,645
Chegg, Inc. *	75,000	2,809
Grand Canyon Education, Inc. *	18,000	2,157
OneSpaWorld Holdings Ltd. *(a)	84,000	1,051
		7,662
Diversified Telecommunication Services 1.2%
Bandwidth, Inc. Class A *	31,000	2,250
Entertainment 2.9%
Glu Mobile, Inc. *	337,000	2,689
Marcus Corp.	42,000	1,469
World Wrestling Entertainment, Inc. Class A	22,000	1,600
		5,758
Health Care Equipment & Supplies 2.8%
Haemonetics Corp. *	10,500	1,019
iRhythm Technologies, Inc. *	24,500	1,677
Oxford Immunotec Global PLC *	111,500	1,630
Wright Medical Group NV *	40,100	1,232
		5,558
Health Care Providers & Services 1.7%
R1 RCM, Inc. *	277,500	3,258
Health Care Technology 1.0%
Inspire Medical Systems, Inc. *	34,000	1,920
Hotels, Restaurants & Leisure 3.4%
Eldorado Resorts, Inc. *	40,500	1,992
Hilton Grand Vacations, Inc. *	42,500	1,080
Planet Fitness, Inc. Class A *	29,500	2,256
Red Rock Resorts, Inc. Class A	60,500	1,263
		6,591
Household Durables 0.9%
Skyline Champion Corp.	74,000	1,731
Insurance 0.8%
Primerica, Inc.	14,000	1,608
Internet & Direct Marketing Retail 2.4%
Etsy, Inc. *	76,000	4,736
Life Sciences Tools & Services 0.5%
Fluidigm Corp. *	69,500	910
Machinery 2.7%
Proto Labs, Inc. *	9,500	953
Rexnord Corp. *	64,000	1,684
Woodward, Inc.	23,800	2,592
		5,229
Marine 0.9%
Kirby Corp. *	23,000	1,780
Media 0.5%
Nexstar Media Group, Inc. Class A	10,000	1,001
Multiline Retail 1.2%
Ollie’s Bargain Outlet Holdings, Inc. *	24,500	2,419
Pharmaceuticals 2.5%
Aerie Pharmaceuticals, Inc. *	76,000	2,768
Axsome Therapeutics, Inc. *(a)	25,500	585
Intersect ENT, Inc. *	27,500	648
Liquidia Technologies, Inc. *	42,000	417
Reata Pharmaceuticals, Inc. Class A *(a)	6,000	512
		4,930
Professional Services 1.7%
Exponent, Inc.	31,000	1,737
Insperity, Inc.	14,000	1,595
		3,332
Real Estate Management & Development 0.8%
Redfin Corp. *(a)	102,000	1,607
Road & Rail 1.1%
Genesee & Wyoming, Inc. Class A *	23,000	2,190
Semiconductors & Semiconductor Equipment 2.9%
Lattice Semiconductor Corp. *	157,500	2,016
Monolithic Power Systems, Inc.	15,500	1,805
Semtech Corp. *	46,000	1,832
		5,653
Software 20.7%
Alteryx, Inc. Class A *(a)	34,000	2,953
Anaplan, Inc. *	36,000	1,566
Coupa Software, Inc. *	39,000	4,259
Descartes Systems Group, Inc. *	61,000	2,446
Everbridge, Inc. *	41,000	3,224

See Notes to Schedule of Investments

	Number of Shares	Value† (000’s)
HubSpot, Inc. *	22,400	$3,882
New Relic, Inc. *	38,500	3,862
Pluralsight, Inc. Class A *	89,000	2,836
Q2 Holdings, Inc. *	56,000	4,102
Rapid7, Inc. *	33,000	1,724
Smartsheet, Inc. Class A *	33,000	1,418
Trade Desk, Inc. Class A *	24,000	4,772
Zscaler, Inc. *	51,000	3,500
		40,544
Specialty Retail 1.7%
Five Below, Inc. *	12,500	1,609
Monro, Inc.	21,500	1,714
		3,323
Textiles, Apparel & Luxury Goods 0.3%
G-III Apparel Group Ltd. *	20,000	515
Tobacco 1.2%
Turning Point Brands, Inc.	46,000	2,265
Trading Companies & Distributors 1.6%
Air Lease Corp.	52,000	1,872
H&E Equipment Services, Inc.	55,500	1,349
		3,221
Total Common Stocks (Cost $170,570)		178,274
Exchange-Traded Funds 1.4%
iShares Russell 2000 Growth ETF (a) (Cost $2,793)	14,300	2,682
Short-Term Investments 11.2%
Investment Companies 11.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32% (b)	14,646,776	14,647
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (b)(c)	7,329,952	7,330
Total Short-Term Investments (Cost $21,977)		21,977
Total Investments 103.7% (Cost $195,340)		202,933
Liabilities Less Other Assets (3.7)%		(7,167)
Net Assets 100.0%		$195,766

*               Non-income producing security.

(a)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $6,867,000 for the Fund.

(b)       Represents 7-day effective yield as of May 31, 2019.

(c)        Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$178,274	$—	$—	$178,274
Exchange-Traded Funds	2,682	—	—	2,682
Short-Term Investments	—	21,977	—	21,977
Total Investments	$180,956	$21,977	$—	$202,933

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 98.8%
Airlines 1.4%
Ryanair Holdings PLC ADR *	383,424	$25,007
Auto Components 2.6%
Aptiv PLC	745,968	47,772
Banks 5.9%
JPMorgan Chase & Co.	547,193	57,980
U.S. Bancorp	993,439	49,871
		107,851
Capital Markets 3.8%
Intercontinental Exchange, Inc.	853,068	70,131
Chemicals 2.3%
Sherwin-Williams Co.	99,189	41,605
Consumer Finance 2.2%
American Express Co.	349,258	40,063
Electrical Equipment 1.0%
Vestas Wind Systems A/S	231,464	18,844
Energy Equipment & Services 1.4%
Schlumberger Ltd.	737,023	25,567
Equity Real Estate Investment Trusts 1.4%
Weyerhaeuser Co.	1,121,055	25,560
Food & Staples Retailing 2.8%
Kroger Co.	2,296,023	52,372
Health Care Equipment & Supplies 10.3%
Becton, Dickinson & Co.	287,420	67,095
Danaher Corp.	498,933	65,864
Medtronic PLC	600,460	55,591
		188,550
Health Care Providers & Services 7.5%
AmerisourceBergen Corp.	684,301	53,279
Cigna Corp.	355,688	52,649
Premier, Inc. Class A *	861,271	31,652
		137,580
Hotels, Restaurants & Leisure 2.5%
Compass Group PLC	2,070,271	46,840
Industrial Conglomerates 1.5%
3M Co.	172,429	27,546
Insurance 4.5%
Progressive Corp.	1,043,573	82,734
Interactive Media & Services 3.2%
Alphabet, Inc. Class A *	53,909	59,650
IT Services 4.7%
Cognizant Technology Solutions Corp. Class A	652,285	40,396
MasterCard, Inc. Class A	179,311	45,095
		85,491
Machinery 3.5%
Stanley Black & Decker, Inc.	498,670	63,441
Media 4.8%
Comcast Corp. Class A	2,156,001	88,396
Oil, Gas & Consumable Fuels 3.0%
EQT Corp.	1,361,518	24,916
Noble Energy, Inc.	1,441,828	30,855
		55,771
Personal Products 3.5%
Unilever NV	1,067,698	64,190
Pharmaceuticals 2.7%
Roche Holding AG	188,317	49,462
Professional Services 1.7%
ManpowerGroup, Inc.	363,196	31,060
Semiconductors & Semiconductor Equipment 3.9%
Texas Instruments, Inc.	692,893	72,276
Software 5.2%
Intuit, Inc.	156,370	38,287
Microsoft Corp.	460,104	56,906
		95,193
Specialty Chemicals 2.2%
Novozymes A/S B Shares	879,576	41,201
Specialty Retail 4.1%
Advance Auto Parts, Inc.	482,133	74,731
Textiles, Apparel & Luxury Goods 1.7%
Gildan Activewear, Inc.	881,935	31,803
Trading Companies & Distributors 3.5%
United Rentals, Inc. *	237,628	26,163
W.W. Grainger, Inc.	144,535	37,823
		63,986
Total Common Stocks (Cost $1,365,517)		1,814,673

	Principal Amount
Short-Term Investments 0.9%
Certificates of Deposit 0.0%(a)
Carver Federal Savings Bank, 0.25%, due 6/23/2019	$100,000	100
Self Help Federal Credit Union, 0.25%, due 6/22/2019	250,000	250
Self Help Credit Union, 0.25%, due 8/16/2019	250,000	250
		600

Number of Shares
Investment Companies 0.9%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (b)	15,804,177	15,804

Total Short-Term Investments (Cost $16,404)	16,404
Total Investments 99.7% (Cost $1,381,921)	1,831,077
Other Assets Less Liabilities 0.3%	5,023
Net Assets 100.0%	$1,836,100

*               Non-income producing security.

(a)       Represents less than 0.05% of net assets of the Fund.

(b)       Represents 7-day effective yield as of May 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$18,844	$—	$18,844
Hotels, Restaurants & Leisure	—	46,840	—	46,840
Pharmaceuticals	—	49,462	—	49,462
Specialty Chemicals	—	41,201	—	41,201
Other Common Stocks(a)	1,658,326	—	—	1,658,326
Total Common Stocks	1,658,326	156,347	—	1,814,673
Short-Term Investments	—	16,404	—	16,404
Total Investments	$1,658,326	$172,751	$—	$1,831,077

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Value Fund^

(Unaudited) May 31, 2019

	Number of Shares	Value† (000’s)
Common Stocks 93.9%
Aerospace & Defense 1.5%
United Technologies Corp.	2,907	$367
Banks 6.8%
Citigroup, Inc.	3,638	226
Comerica, Inc.	1,433	99
JPMorgan Chase & Co.	9,948	1,054
M&T Bank Corp.	1,151	184
Wells Fargo & Co.	2,649	117
		1,680
Beverages 0.6%
PepsiCo, Inc.	1,165	149
Capital Markets 0.8%
Morgan Stanley	4,750	193
Communications Equipment 0.5%
Cisco Systems, Inc.	2,385	124
Diversified Telecommunication Services 4.7%
AT&T, Inc.	15,698	480
Verizon Communications, Inc.	12,566	683
		1,163
Electric Utilities 5.8%
American Electric Power Co., Inc.	4,201	362
Exelon Corp.	11,810	568
FirstEnergy Corp.	6,682	276
NextEra Energy, Inc.	1,188	235
		1,441
Electrical Equipment 0.9%
AMETEK, Inc.	1,686	138
Emerson Electric Co.	1,379	83
		221
Equity Real Estate Investment Trusts 7.0%
AvalonBay Communities, Inc.	248	50
Equity Lifestyle Properties, Inc.	641	78
Equity Residential	6,203	475
Prologis, Inc.	6,115	450
Public Storage	2,454	584
Welltower, Inc.	1,104	90
		1,727
Food & Staples Retailing 3.2%
Walmart, Inc.	7,841	795
Food Products 5.1%
Mondelez International, Inc. Class A	15,877	807
Nestle SA ADR	4,536	450
		1,257
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	4,770	363
Baxter International, Inc.	6,448	474
		837
Health Care Providers & Services 1.9%
Centene Corp. *	3,627	209
HCA Healthcare, Inc.	2,030	246
		455
Hotels, Restaurants & Leisure 0.2%
Yum! Brands, Inc.	537	55
Household Durables 2.0%
Lennar Corp. Class A	3,174	158
PulteGroup, Inc.	9,234	286
Toll Brothers, Inc.	1,537	53
		497
Household Products 4.9%
Colgate-Palmolive Co.	5,308	370
Procter & Gamble Co.	8,056	829
		1,199
Industrial Conglomerates 2.6%
General Electric Co.	24,533	232
Honeywell International, Inc.	2,497	410
		642
Insurance 5.4%
Aflac, Inc.	2,391	123
American International Group, Inc.	4,791	245
Aon PLC	1,681	303
Assurant, Inc.	1,781	178
Athene Holding Ltd. Class A *	2,177	88
Chubb Ltd.	2,638	385
		1,322
Interactive Media & Services 0.5%
Snap, Inc. Class A *	9,754	116
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	2,275	153
Machinery 0.6%
Illinois Tool Works, Inc.	1,139	159
Media 1.0%
Comcast Corp. Class A	5,961	244
Metals & Mining 10.2%
BHP Group Ltd. ADR (a)	17,110	888
Newmont Goldcorp Corp.	26,907	891
Rio Tinto PLC ADR	9,498	550
Southern Copper Corp.	5,538	187
		2,516
Multi-Utilities 2.7%
DTE Energy Co.	3,405	427
Sempra Energy	1,881	247
		674
Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	3,456	243
Cabot Oil & Gas Corp.	13,391	335
EOG Resources, Inc.	5,507	451
Exxon Mobil Corp.	22,231	1,573
Pioneer Natural Resources Co.	790	112
WPX Energy, Inc. *	7,598	82
		2,796
Pharmaceuticals 4.3%
Elanco Animal Health, Inc. *	2,895	91
Johnson & Johnson	4,012	526
Merck & Co., Inc.	5,684	450
		1,067
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	1,269	123
Specialty Retail 1.3%
Tiffany & Co.	3,658	326
Tobacco 2.1%
Philip Morris International, Inc.	6,565	506
Trading Companies & Distributors 0.5%
Fastenal Co.	4,009	123
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc. *	3,175	233
Total Common Stocks (Cost $22,285)		23,160

Number of Units
Master Limited Partnerships 0.7%
Capital Markets 0.7%
Blackstone Group LP (Cost $172)	4,438	168

	Number of Shares
Short-Term Investments 11.2%
Investment Companies 11.2%
State Street Institutional Treasury Money Market Fund Premier Class, 2.30% (b)	1,853,519	1,854
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (b)(c)	905,204	905
Total Short-Term Investments (Cost $2,759)		2,759

See Notes to Schedule of Investments

Value† (000’s)
Total Investments 105.8% (Cost $25,216)	26,087
Liabilities Less Other Assets (5.8)%	(1,425)
Net Assets 100.0%	$24,662

*               Non-income producing security.

(a)       The security or a portion of this security is on loan at May 31, 2019. Total value of all such securities at May 31, 2019 amounted to approximately $874,000 for the Fund.

(b)       Represents 7-day effective yield as of May 31, 2019.

(c)        Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2019:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$23,160	$—	$—	$23,160
Master Limited Partnerships(a)	168	—	—	168
Short-Term Investments	—	2,759	—	2,759
Total Investments	$23,328	$2,759	$—	$26,087

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

May 31, 2019

Notes to Schedule of Investments (Unaudited)

†                             In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman Value Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, master limited partnerships, exchange-traded funds, exchange-traded options purchased and written, convertible preferred stocks, warrants and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information that may include trade execution data and sensitivity analysis and adjustments (generally Level 2 inputs), when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

May 31, 2019

Notes to Schedule of Investments (Unaudited)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

May 31, 2019

Notes to Schedule of Investments (Unaudited)

and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.